UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-07603
                                      ------------------------------

                   Mellon Institutional Funds Master Portfolio
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     One Boston Place, Boston, MA          02108
            --------------------------------------------------------
               (Address of principal executive offices)  (Zip code)

                     Barbara A. McCann
                     Vice President and Secretary
                     One Boston Place, Boston, MA 02108
            --------------------------------------------------------
                     (Name and address of agent for service)

                     with a copy to:

                     Leonard Pierce
                     Hale & Dorr

                     Boston, MA
            --------------------------------------------------------

Registrant's telephone number, including area code: 800-221-4795
                                                   -----------------

Date of fiscal year end:    12/31/2004
                         -------------------

Date of reporting period:   06/30/2004
                          -------------------

Item 1. Reports to Stockholders.


                                               [MELLON INSTITUTIONAL FUNDS LOGO]








Financial Statements               STANDISH MELLON
                                   FIXED INCOME FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                       $ 470,270,685
  Receivable for Fund shares sold                                                                                    675,073
  Prepaid expenses                                                                                                    25,223
                                                                                                               -------------
    Total assets                                                                                                 470,970,981

LIABILITIES
 Payable for Fund shares redeemed                                                          $10,237,842
 Accrued transfer agent fees (Note 2)                                                            2,079
 Accrued expenses and other liabilities                                                         46,020
                                                                                           -----------
    Total liabilities                                                                                             10,285,941
                                                                                                               -------------

NET ASSETS                                                                                                     $ 460,685,040
                                                                                                               =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                              $ 645,361,540
  Accumulated net realized loss                                                                                 (189,408,710)
  Undistributed net investment income                                                                                438,078
  Net unrealized appreciation                                                                                      4,294,132
                                                                                                               =============
TOTAL NET ASSETS                                                                                               $ 460,685,040
                                                                                                               -------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                         23,385,274
                                                                                                               =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                     $19.70
                                                                                                               =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                           $ 11,908,893
  Dividend income allocated from Portfolio                                                 85,552
  Expenses allocated from Portfolio                                                    (1,228,024)
                                                                                     ------------
    Net investment income allocated from Portfolio                                     10,766,421

EXPENSES
 Transfer agent fees (Note 2)                                  $  3,527
 Registration fees                                               18,623
 Legal and audit fees                                            57,546
 Trustees' fees and expenses (Note 2)                               994
 Insurance expense                                                1,187
 Miscellaneous                                                   16,797
                                                                _______
    Total expenses                                                                         98,674
                                                                                     ------------
      Net investment income                                                            10,667,747
                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                             9,615,494

  Change in unrealized appreciation (depreciation) allocated from portfolio
    on investments allocated from Portfolio                                           (16,490,825)
                                                                                     ------------
    Net realized and unrealized loss on investments                                    (6,875,331)
                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                           $  3,792,416
                                                                                     ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                                   JUNE 30, 2004           YEAR ENDED
                                                                                    (UNAUDITED)        DECEMBER 31, 2003
                                                                                   -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                            $  10,667,747         $  29,885,520
  Net realized gains                                                                   9,615,494            15,573,883
  Change in net unrealized appreciation                                              (16,490,825)           (4,658,158)
                                                                                   -------------         -------------
  Net increase in net assets from investment operations                                3,792,416            40,801,245
                                                                                   -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                         (12,907,011)          (25,303,177)
                                                                                   -------------         -------------
  Total distributions to shareholders                                                (12,907,011)          (25,303,177
                                                                                   -------------         -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    25,270,556            24,407,420
  Value of shares issued to shareholders in payment of distributions declared          8,829,947            18,529,816
  Cost of shares redeemed                                                           (160,090,205)         (403,886,019)
                                                                                   -------------         -------------
  Net decrease in net assets from Fund share transactions                           (125,989,702)         (360,948,783)
                                                                                   -------------         -------------
TOTAL DECREASE IN NET ASSETS                                                       (135,104,297)         (345,450,715)
NET ASSETS
  At beginning of period                                                             595,789,337           941,240,052
                                                                                   -------------         -------------
  At end of period (including undistributed net investment income
    of $438,078 and $2,677,342)                                                    $ 460,685,040         $ 595,789,337
                                                                                   =============         =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 PERIOD ENDED                         YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2004     ---------------------------------------------------------------
                                                  (UNAUDITED)       2003         2002        2001(A)        2000          1999
                                                -------------     --------     --------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $  20.08       $  19.70     $  18.93    $    18.92    $    18.55    $    20.13
                                                   --------       --------     --------    ----------    ----------    ----------
FROM INVESTMENT OPERATIONS:
   Net investment income(*(1))                         0.38           0.75         0.93          1.22          1.35          1.34
   Net realized and unrealized gains
      (loss) on investments                           (0.26)          0.28         0.71          0.10          0.47         (1.47)
                                                   --------       --------     --------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                       0.12           1.03         1.64          1.32          1.82         (0.13)
                                                   --------       --------     --------    ----------    ----------    ----------
Less Distributions to Shareholders:
   From net investment income                         (0.50)         (0.65)       (0.87)        (1.31)        (1.45)        (1.42)
   From net realized gains on investments                --             --           --            --            --         (0.03)
                                                   --------       --------     --------    ----------    ----------    ----------
Total distributions to shareholders                   (0.50)         (0.65)       (0.87)        (1.31)        (1.45)        (1.45)
                                                   --------       --------     --------    ----------    ----------    ----------
NET ASSET VALUE, END OF YEAR                       $  19.70       $  20.08     $  19.70    $    18.93    $    18.92    $    18.55
                                                   ========       ========     ========    ==========    ===========   ==========
TOTAL RETURN(+)                                        0.63%(2)       5.24%        8.89%         7.16%        10.21%        (0.70)%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)           0.46%++        0.42%        0.38%         0.38%         0.37%         0.36%
   Net Investment Income
        (to average daily net assets)(*)               3.73%++        3.76%        4.86%         6.35%         7.23%         6.85%
   Net Assets, End of Period (000's omitted)       $460,685       $595,789     $941,240    $1,475,570    $2,220,981    $2,910,545

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                      N/A       $   0.73     $   0.93           N/A           N/A           N/A
Ratios (to average daily net assets):
   Expenses                                             N/A           0.45%        0.42%          N/A           N/A           N/A
   Net investment income                                N/A           3.73%        4.82%          N/A           N/A           N/A

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.37% to 6.35%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) Calculated based on average shares outstanding.
(2) Not annualized.
+   Total return would have been lower in the absence of expense waivers.
++  Computed on an annualized basis using a 366 day calendar year.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, interest rate floor, capital loss carryforwards, losses deferred due to wash sales, paydown gains and losses, and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,079 during the period ended June 30, 2004. At June 30, 2004, $2,079 was due to Dreyfus Transfer, Inc.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $34,100,503 and $178,729,348 respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             PERIOD ENDED
                                                            JUNE 30, 2004          YEAR ENDED
                                                             (UNAUDITED)       DECEMBER 31, 2003
                                                            -------------      -----------------
     Shares sold                                              1,252,723             1,222,331
     Shares issued to shareholders in payment
     of distributions declared                                  440,984               928,677
     Shares redeemed                                         (7,981,105)          (20,268,022)
                                                             ----------           -----------
     Net decrease                                            (6,287,398)          (18,117,014)
                                                             ==========           ===========

     At June 30, 2004, one shareholder of record held approximately 13% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--113.3%
ASSET BACKED--23.6%
Advanta Mortgage Loan Trust 1997-4 M1                                          7.040%      1/25/29      $1,550,925    $ 1,548,107
Advanta Mortgage Loan Trust 1999-3 A4                                          7.750      10/25/26         900,404        941,042
American Express Credit Account Master Trust 2000-2 B(a)                       1.450       9/17/07       1,250,000      1,251,058
American Express Master Trust 2002-1 A(a)                                      1.170      12/15/05       4,400,000      4,402,512
Americredit Automobile Receivables Trust 2001-D A3(a)                          1.450       9/12/06         744,461        744,629
BMW Vehicle Owner Trust 2004-A A4                                              3.320       2/25/09       4,100,000      4,062,091
Capital Receivables Asset Trust 2003-2 A3A                                     1.440       2/15/07         625,000        620,891
Capital Auto Receivables Asset Trust 2004-1 A4                                 2.640      11/17/08       2,000,000      1,948,456
Capital One Master Trust 2001-2 C(a) 144A                                      2.200       1/15/09       2,000,000      2,010,122
Capital One Multi-Asset Execution Trust 2002-B1 B1(a)                          1.780       7/15/08       5,840,000      5,869,588
Capital One Multi-Asset Execution Trust 2003-B2 B2                             3.500       2/17/09         725,000        728,606
Capital One Multi-Asset Execution Trust 2004-C1 C1                             3.400      11/16/09       2,950,000      2,902,688
Capital One Prime Auto Receivables Trust 2004-1 A3                             2.020      11/15/07         630,000        622,895
Chase Credit Card Master Trust 2000-3 A(a)                                     1.230       1/15/08       2,480,000      2,483,533
Chase Credit Card Master Trust 2002-2 C(a)                                     2.000       7/16/07       2,985,000      2,996,528
Chase Credit Card Master Trust 2002-6 B(a)                                     1.450       1/15/08       2,245,000      2,251,065
Chase Credit Card Master Trust 2002-8 A(a)                                     1.160       3/17/08       1,900,000      1,900,987
Chase Credit Card Master Trust 2004-2 C(a)                                     1.660       9/15/09       1,000,000      1,000,313
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2A1(a)            1.340      12/25/30       2,147,360      2,148,759
Chase Funding Mortgage Loan Asset-Backed Certificates 2003-4 2A1(a)            1.220       2/25/21       4,060,343      4,060,320
Citibank Credit Card Master Trust I 1997-6 B (b)                               0.000       8/15/06       4,500,000      4,499,469
Citibank Credit Card Master Trust I 1999-7 B                                   6.900      11/15/06       3,285,000      3,346,036
Citibank Credit Card Issuance Trust 2000-C1 C1                                 7.450       9/15/07       3,250,000      3,427,119
Citibank Credit Card Issuance Trust 2001-C3 C3                                 6.650       5/15/08       1,410,000      1,489,948
Citibank Credit Card issuance Trust 2002-A2 A2(a)                              1.280       2/15/07       4,545,000      4,544,926
Citifinancial Mortgage Securities, Inc. 2003-2 AV1(a)                          1.200       5/25/33          72,793         72,790
Daimler Chrysler Auto Trust 2003-A A4                                          2.880       10/8/09         500,000        496,547
Daimler Chrysler Auto Trust 2004-A A4                                          2.580        4/8/09       2,700,000      2,633,012
John Deere Owner Trust 2004-A A1                                               1.140       5/13/05       3,445,131      3,438,655
First USA Credit Card Master Trust 1997-7 B(a)                                 1.400       5/17/07       9,430,000      9,433,956
First USA Credit Card Master Trust 1998-4(a) 144A                              1.600       3/18/08       1,875,000      1,875,126
Ford Credit Auto Owner Trust 2004-A A4                                         3.540      11/15/08       1,465,000      1,461,346
Harley-Davidson Motorcycle Trust 2001-3 B                                      3.720      10/15/09       1,782,008      1,795,452
Honda Auto Receivables Owner Trust 2004-1 A1                                   1.139       4/21/05       3,270,937      3,268,030
Honda Auto Receivables Owner Trust 2004-1 A3                                   2.400       2/21/08       1,383,000      1,366,430
Honda Auto Receivables Owner Trust 2003-4 A3                                   2.190       5/15/07       1,000,000        993,570
MBNA Master Credit Card Trust 2000-A C 144A                                    7.900       7/16/07       2,145,000      2,214,216
MBNA Master Credit Card Trust 2000-C C(a) 144A                                 2.040       7/15/07       4,400,000      4,410,881
MBNA Master Credit Card Trust USA 1997-J A(a)                                  1.360       2/15/07       3,250,000      3,250,607
Morgan Stanley Auto Loan Trust 2004-HB1 A1                                     1.330       5/15/06       1,022,582      1,021,511
Nissan Auto Receivables Owner Trust 2003-C A5                                  3.210       3/16/09         600,000        592,299
Residential Asset Securities Corp. 2003-KS11 AI1(a)                            1.270       9/25/21       2,361,966      2,361,400
USAA Auto Owner Trust 2004-1 A3                                                2.060       4/15/08       2,775,000      2,733,731
Vanderbilt Mortgage Finance 1999-A 1A6                                         6.750        3/7/29       1,110,000      1,109,989
Whole Loan Auto Trust 2003-1 2A2 (a)                                           1.400       4/15/06       1,834,927      1,832,449
Granite Mortgages PLC 2003-3 1A1 (a)                                           1.230       1/20/19       2,988,881      2,988,881
                                                                                                                      -----------
Total Asset Backed (Cost $111,690,804)                                                                                111,152,566
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE         NOTE(1A)
----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                        4.240%      8/13/39      $1,890,000     $ 1,827,596
Calwest Industrial Trust 2002-CALW A 144A                                      6.127       2/15/17       1,120,000       1,195,399
Capco America Securitization Corp. 1998-D7 A1B                                 6.260      10/15/30       1,165,000       1,252,119
Fannie Mae Grantor Trust 2001-T6 B                                             6.088       5/25/11       3,983,000       4,247,032
FNMA Grantor Trust 2002-T11 A                                                  4.769       4/25/12       1,470,107       1,497,418
GNMA 2003-48 AC                                                                2.712       2/16/20       2,947,197       2,848,385
GNMA 2003-72 A                                                                 3.206       4/16/18       2,511,626       2,459,183
GNMA 2003-88 AC                                                                2.914       6/16/18       1,794,450       1,743,453
GNMA 2003-96 B                                                                 3.607       8/16/18         615,000         606,499
GNMA 2004-12 A                                                                 3.110       1/16/19       1,280,552       1,243,877
GNMA 2004-25 AC                                                                3.377       1/16/23         885,000         860,563
GNMA 2004-43 A                                                                 2.822      12/16/19       1,420,000       1,375,980
GNMA 2004-51 A                                                                 4.069       9/16/16       2,100,000       2,100,000
Permanent Financing PLC 3 1A NCL (a)                                           1.140      12/10/04       3,400,000       3,399,408
Prudential Home Mortgage 1993-B 3B 144A(a)                                     7.500       4/28/23         165,054         165,673
Structured Asset Mortgage Investments, Inc. 1998-2 B                           6.750       4/30/30         308,873         308,873
                                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $27,846,513)                                                            27,131,458
                                                                                                                       -----------
CORPORATE--35.0%
BASIC MATERIALS--2.4%
Alcan, Inc.                                                                    6.125      12/15/33       1,800,000       1,741,608
Cabot Corp. 144A                                                               5.250        9/1/13         900,000         874,887
Georgia Pacific Corp. 144A                                                     8.000       1/15/24         980,000         980,000
ICI Wilmington, Inc.                                                           4.375       12/1/08       1,700,000       1,667,601
International Flavors & Fragrances, Inc.                                       6.450       5/15/06         950,000       1,003,709
International Paper Co.                                                        6.750        9/1/11         600,000         650,317
International Paper Co.                                                        5.300        4/1/15         675,000         642,545
International Steel Group, Inc. 144A                                           6.500       4/15/14       1,045,000         979,688
RPM International, Inc. 144A                                                   6.250      12/15/13       1,145,000       1,148,989
Weyerhaeuser Co.(*)                                                            7.250        7/1/13       1,165,000       1,293,193
                                                                                                                       -----------
                                                                                                                        10,982,537
                                                                                                                       -----------
COMMUNICATIONS--4.0%
AT&T Wireless Services, Inc.                                                   7.875        3/1/11       1,360,000       1,546,950
AT&T Wireless Services, Inc.                                                   8.750        3/1/31         555,000         676,639
Comcast Corp.                                                                  5.500       3/15/11         325,000         328,102
Cox Communications, Inc.                                                       7.750       11/1/10         875,000         991,876
Echostar DBS Corp.                                                            10.375       10/1/07       1,750,000       1,870,313
Echostar DBS Corp.(*)                                                          5.750       10/1/08       1,160,000       1,144,050
Liberty Media Corp.(*)                                                         5.700       5/15/13       1,900,000       1,871,730
News America, Inc.                                                             7.625      11/30/28         910,000       1,023,453
Sprint Capital Corp.                                                           8.375       3/15/12       2,425,000       2,787,123
TCI Communications, Inc.                                                       7.875       2/15/26         825,000         931,048
Time Warner, Inc.                                                              6.750       4/15/11       1,925,000       2,073,213
Univision Communications, Inc.                                                 7.850       7/15/11         917,000       1,057,487
Verizon Global Funding Corp.(*)                                                4.375        6/1/13       2,050,000       1,881,533
Verizon Global Funding Corp.(*)                                                7.750       6/15/32         575,000         646,504
                                                                                                                       -----------
                                                                                                                        18,830,021
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
 SECURITY                                                                      RATE       MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL--2.6%
Caesars Entertainment, Inc.(*)                                                 8.500%     11/15/06      $  520,000    $    564,200
Caesars Entertainment, Inc.                                                    8.875       9/15/08         900,000         976,500
Coast Hotels & Casinos, Inc.                                                   9.500        4/1/09         940,000         987,000
DaimlerChrysler NA Holding Corp.                                               8.500       1/18/31         325,000         373,401
D.R. Horton, Inc.                                                              5.000       1/15/09       1,000,000         981,250
Horseshoe Gaming Holding Corp.                                                 8.625       5/15/09         495,000         516,038
MGM Mirage                                                                     6.950        2/1/05         720,000         734,400
Mohegan Tribal Gaming Authority                                                8.125        1/1/06       1,355,000       1,429,525
Mohegan Tribal Gaming Authority                                                6.375       7/15/09         965,000         967,413
Mohegan Tribal Gaming Authority                                                8.375        7/1/11       1,035,000       1,117,800
Pulte Homes, Inc.(*)                                                           5.250       1/15/14         700,000         660,944
Station Casinos                                                                6.000        4/1/12         850,000         822,375
Yum! Brands, Inc.                                                              8.875       4/15/11       1,483,000       1,789,576
Yum! Brands, Inc.                                                              7.650       5/15/08         275,000         307,058
                                                                                                                       -----------
                                                                                                                        12,227,480
                                                                                                                       -----------
CONSUMER NONCYCLICAL--3.3%
Altria Group, Inc.                                                             7.000       11/4/13       2,200,000       2,240,311
Aramark Services, Inc.                                                         7.000       7/15/06       2,290,000       2,439,913
Aramark Services, Inc.                                                         7.000        5/1/07       1,225,000       1,322,309
Archer-Daniels-Midland Co.                                                     5.935       10/1/32       1,100,000       1,071,247
RR Donnelley & Sons Co. 144A                                                   4.950        4/1/14       1,290,000       1,228,494
Erac USA Finance Co. 144A                                                      7.950      12/15/09       1,000,000       1,150,613
Kroger Co.                                                                     7.250        6/1/09         600,000         666,545
Kroger Co.                                                                     8.000       9/15/29         955,000       1,110,113
Laboratory Corp. of America Holdings                                           5.500        2/1/13         895,000         901,036
Safeway, Inc.                                                                  6.150        3/1/06       1,470,000       1,537,006
Stater Brothers Holdings 144A(*)                                               8.125       6/15/12         865,000         868,244
Wyeth                                                                          5.500       3/15/13         555,000         535,636
Wyeth                                                                          6.450        2/1/24         325,000         309,056
Wyeth                                                                          6.500        2/1/34         275,000         259,200
                                                                                                                       -----------
                                                                                                                        15,639,723
                                                                                                                       -----------
ENERGY--1.7%
Amerada Hess Corp.                                                             7.300       8/15/31         980,000         995,028
CenterPoint Energy Resources Corp.                                             7.750       2/15/11         600,000         666,646
CenterPoint Energy Resources Corp.                                             7.875        4/1/13         375,000         419,591
Halliburton Co.                                                                5.500      10/15/10         705,000         713,241
Occidental Petroleum Corp.                                                     8.450       2/15/29         370,000         471,001
Southern Natural Gas Co.(*)                                                    6.700       10/1/07       1,910,000       1,972,075
Tosco Corp.                                                                    7.250        1/1/07         615,000         667,284
Tosco Corp.                                                                    7.800        1/1/27         201,000         237,806
Tosco Corp.                                                                    8.125       2/15/30         450,000         555,021
XTO Energy, Inc.(*)                                                            7.500       4/15/12       1,220,000       1,376,602
                                                                                                                       -----------
                                                                                                                         8,074,295
                                                                                                                       -----------
FINANCIAL--13.5%
Ace Ina Holdings, Inc.                                                         5.875       6/15/14         305,000         308,566
Amsouth Bank NA                                                                4.850        4/1/13       1,100,000       1,060,806
Archstone-Smith Operating Trust                                                5.000       8/15/07         850,000         874,521
ASIF Global Financing 144A                                                     3.850      11/26/07         870,000         873,611


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Banco Nacional de Desenvolvimento Economic(a)*                                 9.622%      6/16/08      $1,325,000      $1,344,875
Bank of America Corp.(*)                                                       7.400       1/15/11       2,100,000       2,379,968
BB&T Corp.                                                                     4.750       10/1/12       1,000,000         961,767
Bear Stearns Cos., Inc.                                                        4.500      10/28/10         905,000         887,244
Boeing Capital Corp.                                                           4.750       8/25/08         350,000         356,488
Boeing Capital Corp.                                                           7.375       9/27/10         780,000         881,975
Boston Properties LP                                                           5.625       4/15/15         675,000         659,067
Chevy Chase Bank FSB                                                           6.875       12/1/13       1,370,000       1,370,000
Citigroup, Inc.                                                                5.625       8/27/12       1,305,000       1,341,423
City National Corp.                                                            5.125       2/15/13         940,000         912,709
Credit Suisse First Boston USA, Inc.                                           6.125      11/15/11         950,000         999,901
Duke Really LP                                                                 5.875       8/15/12       1,150,000       1,184,167
Duke Realty LP(*)                                                              7.750      11/15/09         915,000       1,045,572
Duke Realty LP                                                                 6.950       3/15/11          25,000          27,418
EOP Operating LP                                                               7.000       7/15/11       1,100,000       1,198,905
ERP Operating LP                                                               6.625       3/15/12         450,000         486,273
First Industrial LP                                                            5.250       6/15/09         640,000         644,390
First Industrial LP 144A                                                       6.420        6/1/14         400,000         409,815
Ford Motor Credit Co.                                                          6.500       1/25/07       2,635,000       2,768,666
Ford Motor Credit Co.                                                          7.200       6/15/07       2,290,000       2,435,046
General Electric Capital Corp.                                                 6.125       2/22/11       2,500,000       2,677,348
General Motors Acceptance Corp.                                                6.150        4/5/07       1,650,000       1,723,102
General Motors Acceptance Corp.                                                8.000       11/1/31       1,235,000       1,265,365
Glencore Funding LLC 144A                                                      6.000       4/15/14       1,320,000       1,224,353
Goldman Sachs Group, Inc.(*)                                                   3.875       1/15/09         650,000         633,841
Goldman Sachs Group, Inc.(*)                                                   5.700        9/1/12         750,000         760,790
Healthcare Realty Trust, Inc.                                                  8.125        5/1/11         540,000         620,849
Household Finance Corp.                                                        6.400       6/17/08         335,000         360,369
Household Finance Corp.(*)                                                     6.375      10/15/11       2,078,000       2,218,072
Jefferies Group, Inc.                                                          7.750       3/15/12       1,920,000       2,175,654
JP Morgan Chase & Co.                                                          5.750        1/2/13       1,485,000       1,509,295
Leucadia National Corp.                                                        7.000       8/15/13       1,340,000       1,324,925
MassMutual Global Funding II 144A                                              3.800       4/15/09         650,000         637,997
Morgan Stanley                                                                 4.750        4/1/14       1,350,000       1,245,538
National City Bank                                                             6.200      12/15/11       1,300,000       1,385,807
National City Corp.                                                            6.875       5/15/19         675,000         740,888
Nationwide Mutual Insurance Co. 144A                                           8.250       12/1/31       1,000,000       1,179,004
Principal Life Income Funding Trusts(a)                                        1.152      10/14/05       1,935,000       1,939,909
Protective Life Secured Trust                                                  4.000        4/1/11         790,000         747,701
Regions Financial Corp.(*)                                                     6.375       5/15/12       1,000,000       1,069,961
Simon Property Group LP                                                        6.375      11/15/07       1,400,000       1,498,522
SLM Corp.                                                                      5.000       10/1/13       2,600,000       2,510,700
Southtrust Corp.                                                               5.800       6/15/14         330,000         336,242
Union Planters Corp.                                                           4.375       12/1/10         525,000         508,520
Union Planters Corp.                                                           7.750        3/1/11       1,965,000       2,268,247
US Bank National Association                                                   6.375        8/1/11         890,000         961,430
Wachovia Corp.                                                                 4.875       2/15/14         650,000         620,885
Washington Mutual, Inc.(*)                                                     4.625        4/1/14       1,500,000       1,368,050
Wells Fargo & Co.(*)                                                           5.000      11/15/14         480,000         463,908

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
 SECURITY                                                                      RATE       MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Wells Fargo & Co.                                                              6.375%       8/1/11      $  850,000    $    920,529
Zions Bancorp                                                                  6.000       9/15/15       1,145,000       1,154,445
                                                                                                                      ------------
                                                                                                                        63,465,419
                                                                                                                      ------------
INDUSTRIAL--4.0%
Allied Waste North America                                                     7.625        1/1/06       2,190,000       2,296,763
Allied Waste North America                                                     8.875        4/1/08         810,000         886,950
American Standard, Inc.                                                        7.375        2/1/08         500,000         540,000
Ball Corp.                                                                     7.750        8/1/06         200,000         213,000
Ball Corp.                                                                     6.875      12/15/12         740,000         751,100
CSX Corp.                                                                      6.250      10/15/08         865,000         922,856
Fedex Corp. 144A                                                               2.650        4/1/07       1,090,000       1,058,490
L-3 Communications Corp.                                                       7.625       6/15/12       1,450,000       1,529,750
Lockheed Martin Corp.                                                          8.200       12/1/09         990,000       1,160,104
Norfolk Southern Corp.                                                         7.050        5/1/37       1,500,000       1,589,094
Northrop Grumman Corp.                                                         7.125       2/15/11         545,000         612,454
Raytheon Co.                                                                   6.750       8/15/07         425,000         460,280
Raytheon Co.                                                                   5.500      11/15/12         380,000         383,462
Sealed Air Corp. 144A                                                          5.625       7/15/13         570,000         563,056
Tyco International Group SA                                                    6.125       11/1/08       1,895,000       2,016,049
Union Pacific Corp.                                                            3.875       2/15/09       1,400,000       1,360,995
Waste Management, Inc.                                                         7.375        8/1/10         275,000         308,971
Waste Management, Inc.                                                         7.000       7/15/28         900,000         934,196
Waste Management, Inc.                                                         7.375       5/15/29          35,000          37,926
Waste Management, Inc.                                                         6.875       5/15/09       1,220,000       1,339,519
                                                                                                                      ------------
                                                                                                                        18,965,015
                                                                                                                      ------------
UTILITIES--3.5%
AES Corp. 144A                                                                10.000       7/15/05         532,703         544,689
Appalachian Power Co.                                                          5.950       5/15/33         450,000         414,935
Consumers Energy Co.                                                           6.250       9/15/06         625,000         656,625
Consumers Energy Co.                                                           5.375       4/15/13         995,000         974,364
Dominion Resources, Inc.(*)                                                    5.700       9/17/12       1,025,000       1,042,547
Dominion Resources, Inc.                                                       5.250        8/1/33         845,000         806,258
First Energy Corp.                                                             7.375      11/15/31         400,000         416,913
FirstEnergy Corp.                                                              6.450      11/15/11       1,110,000       1,150,802
Indianapolis Power & Light 144A                                                6.600        1/1/34         285,000         279,058
Keyspan Corp.                                                                  8.000      11/15/30         635,000         782,982
Monongahela Power 144A                                                         6.700       6/15/14         260,000         262,481
Niagara Mohawk Power Corp.                                                     7.750       10/1/08       1,000,000       1,125,660
Nisource Finance Corp.                                                         7.875      11/15/10         750,000         859,795
Pacific Gas & Electric Co.                                                     3.600        3/1/09         550,000         529,426
Pepco Holdings, Inc.                                                           5.500       8/15/07         850,000         877,493
Progress Energy, Inc.                                                          7.000      10/30/31         600,000         617,452
Public Service Co. of Colorado                                                 4.375       10/1/08         930,000         932,300
Southern California Edison Co.(a)                                              1.440       1/13/06       1,550,000       1,552,020
Southern California Edison Co.                                                 8.000       2/15/07       1,100,000       1,215,129
TXU Corp.(*)                                                                   6.375        1/1/08       1,105,000       1,170,823
                                                                                                                      ------------
                                                                                                                        16,211,752
                                                                                                                      ------------
Total Corporate (Cost $164,316,371)                                                                                    164,396,242
                                                                                                                      ------------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--1.0%
Golden State Tobacco Securitization Corp.                                      5.000%       6/1/21      $1,820,000     $ 1,782,453
Illinois Power Co.(*)                                                          7.500       6/15/09       1,190,000       1,300,075
Sacramento County California Pension Funding(b)                                0.000       7/10/30       1,675,000       1,566,125
                                                                                                                       -----------
Total Municipal Obligations (Cost $4,616,451)                                                                            4,648,653
                                                                                                                       -----------
SOVEREIGN BONDS--2.9%
Republic of Brazil                                                            12.000       4/15/10       2,335,000       2,469,263
Republic of Bulgaria 144A                                                      8.250       1/15/15         835,000         971,731
United Mexican States(*)                                                       6.375       1/16/13         750,000         748,500
United Mexican States(*)                                                       6.625        3/3/15       1,360,000       1,343,000
United Mexican States                                                          8.300       8/15/31       1,370,000       1,433,705
Russian Federation                                                             8.250       3/31/10         955,000       1,026,625
Russian Federation                                                            10.000       6/26/07       1,315,000       1,475,868
Republic of South Africa(*)                                                    6.500        6/2/14       1,250,000       1,256,250
Republic of El Salvador                                                        9.500       8/15/06       1,200,000       1,308,000
Republic of El Salvador 144A(*)                                                8.500       7/25/11         870,000         939,600
Ukraine Government Senior Notes                                               11.000       3/15/07         467,608         502,679
                                                                                                                       -----------
Total Sovereign Bonds (Cost $13,766,797)                                                                                13,475,221
                                                                                                                       -----------
YANKEE BONDS--8.0%
Abbey National PLC                                                             7.950      10/26/29         723,000         857,916
Amvescap PLC                                                                   6.600       5/15/05       1,440,000       1,483,127
British Sky Broadcasting PLC                                                   6.875       2/23/09         115,000         125,596
British Sky Broadcasting PLC                                                   8.200       7/15/09       3,555,000       4,095,964
Carnival Corp.                                                                 6.650       1/15/28       1,860,000       1,857,757
Celulosa Arauco Constitution                                                   5.125        7/9/13         935,000         877,641
Deutsche Telekom International Finance BV                                      8.000       6/15/10         700,000         817,991
Deutsche Telekom International Finance BV                                      8.250       6/15/30         965,000       1,174,536
Domtar Inc.(*)                                                                 5.375       12/1/13       1,540,000       1,464,386
Donohue Forest Products                                                        7.625       5/15/07       1,560,000       1,608,031
Eircom Funding(*)                                                              8.250       8/15/13         215,000         223,600
French Telecom                                                                 9.000        3/1/11         440,000         509,881
HBOS PLC 144A                                                                  5.375       11/1/13       1,200,000       1,156,452
Hutchison Whampoa Ltd. 144A                                                    5.450      11/24/10       1,160,000       1,138,575
Koninklijike KPN NV                                                            8.000       10/1/10         950,000       1,099,978
Nordea Bank Sweden AB 144A                                                     5.250      11/30/12       1,660,000       1,649,125
Northern Rock PLC 144A                                                         5.600       4/30/14         640,000         621,837
Pearson Dollar Finance PLC 144A                                                4.700        6/1/09         875,000         876,139
Rio Tinto Finance USA Ltd                                                      2.625       9/30/08       2,330,000       2,185,580
Rogers Cable, Inc.(*)                                                          6.250       6/15/13         550,000         517,782
Rogers Wireless Communications, Inc. 144A                                      6.375        3/1/14         465,000         427,800
Royal Caribbean Cruises Ltd.(*)                                                8.750        2/2/11       2,235,000       2,475,263
Sappi Papier Holding AG 144A                                                   6.750       6/15/12       1,076,000       1,148,230
St. George Bank Ltd. 144A                                                      5.300      10/15/15         890,000         865,647
Teck Cominco Ltd.                                                              7.000       9/15/12       1,465,000       1,566,656
Telecom Italia Capital SA 144A(*)                                              4.000      11/15/08       1,775,000       1,743,661
Telus Corp.                                                                    8.000        6/1/11       1,590,000       1,807,134
TXU Australia Holdings Ltd. 144A                                               6.150      11/15/13         500,000         520,886
Tyco International Group SA                                                    6.750       2/15/11       1,920,000       2,086,236
UPM-Kymmene Corp. Senior Notes 144A                                            5.625       12/1/14         580,000         573,588
                                                                                                                       -----------
Total Yankee Bonds (Cost $36,925,568)                                                                                   37,556,995
                                                                                                                       -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--2.3%
PASS THRU SECURITIES--2.3%
DLJ Commercial Mortgage Corp. 1998-CF2 B1                                      7.286%     11/12/31      $2,350,000    $  2,542,184
First Chicago/Lennar Trust 1997-CHL1 D(a) 144A                                 7.902       4/29/39       3,995,968       4,159,553
GMAC Commercial Mortgage Securities, Inc. 1996-C1 F non-ERISA 144A             7.860      11/15/06       2,375,000       2,535,835
JP Morgan Commercial Mortgage Finance Corp. 1997-C5 A3                         7.088       9/15/29       1,385,000       1,497,704
                                                                                                                      ------------
Total Non-Agency (Cost $10,213,542)                                                                                     10,735,276
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY--21.8%
PASS THRU SECURITIES--21.8%
FHLMC                                                                          7.000       11/1/31         251,179         265,611
FHLMC                                                                          7.000       11/1/31         289,487         306,120
FHLMC                                                                          6.000       10/1/33       3,071,284       3,140,764
FHLMC                                                                          5.500        1/1/34       1,074,340       1,071,254
FHLMC                                                                          5.500        3/1/34         426,282         425,057
FNMA                                                                           3.640        6/1/10       2,665,000       2,508,359
FNMA                                                                           3.530        7/1/10       1,210,825       1,149,614
FNMA                                                                           5.703       5/25/11       1,475,686       1,553,600
FNMA                                                                           5.139      12/25/11       1,107,191       1,145,968
FNMA                                                                           8.500        6/1/12          62,061          66,127
FNMA                                                                           5.000        7/1/18       1,176,673       1,180,861
FNMA                                                                           5.000        1/1/19         588,864         590,866
FNMA                                                                           7.500       11/1/29           1,933           2,072
FNMA                                                                           5.500        5/1/33       1,343,196       1,340,650
FNMA                                                                           5.500        1/1/34         943,293         941,504
FNMA                                                                           5.500        1/1/34       2,436,770       2,432,151
FNMA (TBA)#                                                                    5.000        7/1/19       7,775,000       7,782,293
FNMA (TBA)#                                                                    5.000        7/1/19      11,000,000      11,247,500
FNMA (TBA)#                                                                    5.500        7/1/19      23,745,000      23,626,275
FNMA (TBA)#                                                                    6.500        7/1/19      16,075,000      16,733,078
FNMA (TBA)#                                                                    6.000        8/1/19      24,400,000      24,804,113
GNMA                                                                           9.000       2/15/21          21,389          24,154
GNMA                                                                           6.500       8/15/32         379,913         397,429
                                                                                                                      ------------
Total U.S. Government Agency (Cost $102,274,299)                                                                       102,735,420
                                                                                                                      ------------
U.S. TREASURY OBLIGATIONS--5.1%
TREASURY BONDS--3.9%
United States Treasury Bond                                                    6.250       5/15/30      16,420,000      18,384,620
TREASURY NOTES--1.2%
United States Treasury Note(*)                                                 1.875       1/31/06         220,000         217,903
United States Treasury Note(*)                                                 3.250       8/15/08         105,000         103,700
United States Treasury Note(*)                                                 4.000      11/15/12       5,565,000       5,387,833
                                                                                                                      ------------
Total U.S. Treasury Obligations (Cost $24,532,272)                                                                      24,094,056
                                                                                                                      ------------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN DOMINATED--7.9%
EURO--7.9%
Deutsche Bundesrepublik                                                        5.250%     1/4/2011   EUR 4,980,000    $  6,530,157
Deutsche Bundesrepublik                                                        4.500      1/4/2013       4,755,000       5,920,160
Deutsche Bundesrepublik                                                        5.625      1/4/2028       3,632,205       4,863,080
Deutsche Bundesrepublik                                                        5.625      1/4/2028       3,632,205       4,863,080
Deutsche Bundesrepublik                                                        4.125      7/4/2008      14,915,000      18,630,039
Telecom Italia Capital SA 144A                                                 5.250    11/15/2013         840,000         812,540
                                                                                                                      ------------
Total Foreign Denominated (Cost $31,559,724)                                                                            36,755,976
                                                                                                                      ------------
TOTAL BONDS AND NOTES (Cost $527,742,341)                                                                              532,681,863
                                                                                                                      ------------
CONVERTIBLE PREFERRED STOCKS--0.5%                                                                         SHARES
                                                                                                           ------
Equity Office Properties Trust 144A CVT Pfd REIT                                                            50,600       2,580,600
                                                                                                                      ------------
                                                                                                                         2,580,600
                                                                                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,513,200)
PURCHASED OPTIONS--0.0%                                                                                CONTRACT SIZE
                                                                                                       -------------
U.S. Treasury Note 3.25% Call, Strike Price 100.59, 07/26/2004                                             116,700             456
U.S. Treasury Note 4.00% Put, Strike Price 96.80, 08/05/2004                                               112,950         151,692
U.S. Treasury Note 4.00% Call, Strike Price 97.828, 11/29/04                                               116,250          64,028
U.S. Treasury Note 3.00% Call, Strike Price 101.10, 02/18/2005                                             232,150          16,323
                                                                                                                      ------------
TOTAL PURCHASED OPTIONS (Cost $559,006)                                                                                    232,499
                                                                                                                      ------------
SHORT-TERM INVESTMENTS--3.1%
U.S.GOVERNMENT AGENCY--0.4%                                                                              PAR VALUE
                                                                                                         ---------
FNMA Discount Note((+))                                                        1.250       7/30/04    $  2,100,000       2,097,885
                                                                                                                      ------------
U.S. TREASURY BILLS--0.3%
U.S. Treasury Bill                                                             0.990       7/15/04         700,000         699,729
U.S. Treasury Bill                                                             0.996        9/2/04         675,000         673,642
                                                                                                                      ------------
                                                                                                                         1,373,371
                                                                                                                      ------------
INVESTMENT COMPANIES--2.4%
Dreyfus Institutional Preferred Plus((+)(+))                                   1.000                    11,223,103      11,223,103
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (Cost $14,694,359)                                                                         14,694,359
                                                                                                                      ------------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--7.2%
INVESTMENT COMPANIES--7.2%
Dreyfus Cash Management Plus Fund((+)(+) )(Cost $33,992,101)                   1.000                    33,992,101      33,992,101
                                                                                                                      ------------
TOTAL INVESTMENTS--124.2% (Cost $579,501,007)                                                                          584,181,422
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.2%)                                                                        (113,910,737)
                                                                                                                      ------------
NET ASSETS--100.0%                                                                                                    $470,270,685
                                                                                                                      ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
*    Security, or a portion of thereof, was on loan at June 30, 2004.
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
NCL--Non-callable
REIT--Real Estate Investment Trust
TBA--To Be Announced
EUR--Euro
#    Delayed Delivery contract.
(a)  Variable Rate Security; rate indicated as of 6/30/04.
(b)  Zero coupon security.
+    Rate noted is yield to maturity
+ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (Note 1A) (including securities on loan valued at
  $33,191,879 (Note 7))
  Unaffiliated issuers, at value (cost $534,285,803)                                                        $538,966,208
  Affiliated issuers, at value (cost $45,215,204) (Note 1G)                                                   45,215,204
  Unrealized appreciation for open swap contracts (Note 5)                                                        55,480
  Receivable for investments sold                                                                             28,429,631
  Interest and dividends receivable                                                                            5,370,038
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                 63,445
  Prepaid expenses                                                                                                11,803
                                                                                                            ------------
  Total assets                                                                                               618,111,809

LIABILITIES
 Payable for investments purchased                                                       $112,878,512
 Liability for securities on loan (Note 7)                                                 33,992,101
 Payable for variation margin on open futures contracts (Note 5)                              270,288
 Options written, at value (premiums received $551,644) (Note 5)                              242,382
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)              316,080
 Unrealized depreciation on open swap contracts (Note 5)                                       18,380
 Accrued custody, accounting and administration fees (Note 2)                                  26,371
 Accrued trustee fees and expenses (Note 2)                                                    27,507
 Accrued expenses and other liabilities                                                        69,503
                                                                                         ------------
 Total liabilities                                                                                           147,841,124
                                                                                                            ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                   $470,270,685
                                                                                                            ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATION
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $30,662 ( Note 7))                                     $ 11,908,893
  Dividend income                                                                                                      85,552
                                                                                                                 ------------
    Total investment Income                                                                                        11,994,445

EXPENSES
 Investment advisory fee (Note 2)                                                         $  1,046,601
 Custody, accounting and administration fees (Note 2)                                           83,519
 Legal and audit fees                                                                           40,391
 Trustees' fees and expenses (Note 2)                                                           44,516
 Insurance expense                                                                              10,666
 Miscellaneous                                                                                   2,331
                                                                                          ------------
    Total expenses                                                                                                  1,228,024
                                                                                                                 ------------
      Net investment income                                                                                        10,766,421
                                                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                         5,222,062
    Financial futures contracts                                                              1,182,671
    Option transactions                                                                       (241,019)
    Foreign currency transactions and forward foreign currency exchange contracts            3,451,780
                                                                                          ------------
      Net realized gain                                                                                             9,615,494
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                        (16,490,825)
                                                                                          ------------
    Change in net unrealized appreciation (depreciation)                                                          (16,490,825)
                                                                                                                 ------------
      Net realized and unrealized gain (loss)                                                                      (6,875,331)
                                                                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                       $  3,891,090
                                                                                                                 ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED
                                                                                  JUNE 30, 2004           YEAR ENDED
                                                                                   (UNAUDITED)        DECEMBER 31, 2003
                                                                                  -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                    $  10,766,421         $  30,021,028
  Net realized gains (losses)                                                         9,615,494            15,573,886
  Change in net unrealized appreciation (depreciation)                              (16,490,825)           (4,658,156)
                                                                                  -------------         -------------
  Net increase in net assets from investment operations                               3,891,090            40,936,758
                                                                                  -------------         -------------
CAPITAL TRANSACTIONS
  Contributions                                                                      34,100,503            24,345,488
  Withdrawals                                                                      (178,729,348)         (398,371,613)
                                                                                  -------------         -------------
  Net increase (decrease) in net assets from capital transactions                  (144,628,845)         (374,026,125)
                                                                                  -------------         -------------
TOTAL INCREASE IN NET ASSETS                                                       (140,737,755)         (333,089,367)
NET ASSETS
  At beginning of period                                                            611,008,440           944,097,807
                                                                                  -------------         -------------
  At end of period                                                                $ 470,270,685         $ 611,008,440
                                                                                  =============         =============


   The accompanying notes are an integral part of the financial statements.

   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO STANDISH MELLON FIXED INCOME
                                   PORTFOLIO

                              FINACIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                PERIOD ENDED                           YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004   -------------------------------------------------------------------
                                                (UNAUDITED)      2003         2002         2001(A)         2000           1999
                                              --------------   ---------    ---------    -----------    -----------    -----------
TOTAL RETURN+(B))                                  0.63%(b)        5.25%        8.89%          7.18%         10.23%        (0.69%)
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)       0.43%++         0.41%        0.38%          0.36%          0.35%          0.35%
   Net Investment Income
       (to average daily net assets)(*)            3.77%++         3.78%        4.86%          6.37%          7.24%          6.86%
   Portfolio Turnover                                47%(b)         398%         384%           329%           233%           159%
   Net Assets, End of Year (000's omitted)     $470,271        $611,008     $944,098     $1,495,389     $2,226,002     $2,911,705

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
Ratios (to average daily net assets):

   Expenses                                         N/A           0.42%         0.39%           N/A            N/A            N/A
   Net investment income                            N/A           3.77%         4.85%           N/A            N/A            N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Not annualized.
+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++  Computed on an annualized basis based upon a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2004, there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the Portfolio held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $88,461 during the period ended June 30, 2004 and owed $29,000.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                       PURCHASES             SALES
                                     ------------         ------------
     U.S. Government Securities      $168,996,342         $166,280,332
                                     ============         ============
     Investments
        (non-U.S.Government
        Securities)                  $137,413,912         $203,336,849
                                     ============         ============

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal tax basis, were as follows:

     Aggregate Cost                                 $579,669,186
                                                    ============
     Gross unrealized appreciation                    11,244,994
     Gross unrealized depreciation                    (6,677,287)
                                                    ------------
     Net unrealized appreciation                    $  4,567,707
                                                    ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     A summary of the written put options for the period ended June 30, 2004 is as follows:

                                            NUMBER OF
     WRITTEN PUT OPTION TRANSACTIONS        CONTRACTS           PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period           4              $ 287,972
     Options written                           10                860,189
     Options expired                           (7)              (480,060)
     Options closed                            (3)              (211,093)
                                            --------           ---------
     Outstanding, end of period                 4              $ 457,008
                                            ========           =========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2004, the Portfolio held the following written put option contracts:

     SECURITY                                         CONTRACTS       VALUE
     ---------------------------------------------------------------------------
     UST 2.50% Put, Strike Price 99.38, 7/02/04           1         $ 18,480
     UST 3.25% Put, Strike Price 97.40, 7/26/04           1           28,263
     UST 4.00% Put, Strike Price 98.39, 8/05/04           1           73,515
     UST 3.125% Put, Strike Price 94.82, 11/01/04         1           45,410
                                                                    --------
     Total (premiums received $457,008)                             $165,668
                                                                    ========

     A summary of the written call options for the period ended June 30, 2004 is as follows:

                                                     NUMBER OF
     WRITTEN PUT OPTIONS TRANSACTIONS                CONTRACTS      PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                     4         $220,133
     Options written                                      9          448,929
     Options expired                                     (3)        (163,123)
     Options closed                                      (7)        (411,303)
                                                       --------     --------
     Outstanding, end of period                           3         $ 94,636
                                                       ========     ========

     At June 30, 2004, the Portfolio held the following written call option contracts:

     SECURITY                                        CONTRACTS       VALUE
     ---------------------------------------------------------------------------
     UST 2.50% Call, Strike Price 99.38, 7/02/04         1          $68,086
     UST 3.25% Call, Strike Price 103.78, 7/26/04        1               --
     UST 3.125% Call, Strike Price 100.82, 11/01/04      1            8,628
                                                                    -------
     Total (premiums received $94,636)                              $76,714
                                                                    =======

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2004, the Portfolio did not hold any open interest rate floor agreements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO RECEIVE                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT          GAIN
     ----------------------------------------------------------------------------------------------------------------
     Euro                               4,780,000        9/15/2004      $ 5,817,035     $ 5,753,590       $  63,445

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO DELIVER                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT         (LOSS)
     ----------------------------------------------------------------------------------------------------------------
     Euro                              34,040,000        9/15/2004      $41,425,079     $41,108,999       $(316,080)

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held the following financials futures contracts:

                                                                           UNDERLYING FACE         UNREALIZED
     CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE           (LOSS)
     ---------------------------------------------------------------------------------------------------------
     U.S. 5 Year Note (345 Contracts)     Short          9/21/2004           $37,497,188          $(162,506)
     U.S. 10 Year Note (190 Contracts)    Short          9/21/2004            20,772,344           (149,388)
                                                                             -----------          ---------
                                                                             $58,269,532          $(311,894)
                                                                             ===========          =========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Portfolio held the following open swap contracts:

                                                                                                             NET UNREALIZED
     NOTIONAL AMOUNT                  EXPIRATION                                                              APPRECIATION
       PORTFOLIO/COUNTERPARTY            DATE                            DESCRIPTION                         (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------------------------------
     11,415,000 USD                      7/31/04        Agreement with Bear Stearns, dated 1/30/04
                                                        to pay the notional amount multiplied by the
                                                        1 month LIBOR adjusted by a specified spread
                                                        and receive the notional amount multiplied by
                                                        the total return of The Lehman Brothers, Inc.
                                                        CMBS Investment Grade ERISA-eligible Index.               $25,341

     11,585,000 USD                   10/31/2004        Agreement with Goldman Sachs, dated 4/28/04
                                                        to pay the notional amount multiplied by the
                                                        1 month LIBOR adjusted by a specified spread
                                                        and receive the notional amount multiplied by
                                                        the total return of The Lehman Brothers, Inc.
                                                        CMBS Investment Grade ERISA-eligible Index.               $26,182

     1,035,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 6/18/04
                                                        to pay 0.77% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Clear Channel Communications, Inc., the
                                                        notional amount times the difference between the
                                                        par value and the then-market of Clear Channel
                                                        Communications, Inc., 7.65% due 9/15/10.                  $(1,620)

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             NET UNREALIZED
     NOTIONAL AMOUNT                  EXPIRATION                                                              APPRECIATION
       PORTFOLIO/COUNTERPARTY            DATE                            DESCRIPTION                         (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------------------------------
     2,330,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 5/19/04
                                                        to pay 0.77% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Inco, Ltd., the notional amount times the
                                                        difference between the par value and the
                                                        then-market of Inco Ltd., 5.625% due 5/15/12.            $ (5,815)

     2,330,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 5/19/04
                                                        to pay 0.44% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Commercial Metals Co., the notional
                                                        amount times the difference between the par value
                                                        and the then-market of Commercial Metals Co.,
                                                        5.625% due 11/15/13.                                     $  2,398

     1,415,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 4/23/04
                                                        to pay 1.56% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Georgia Pacific Corp., the notional amount
                                                        times the difference between the par value and
                                                        the then-market of Georgia Pacific Corp.,
                                                        8.125% due 5/15/11.                                      $(10,945)

     1,415,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 4/23/04 to
                                                        pay 0.76% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Mead Westvaco Corp., the notional amount
                                                        times the difference between the par value and
                                                        the then-market of Mead Westvaco Corp.,
                                                        6.85% due 4/01/12.                                       $  1,559
                                                                                                                 --------
     Total Net Unrealized Appreciation                                                                           $ 37,100
                                                                                                                 ========


(6)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     See the Schedule of Investments for outstanding delayed delivery transactions.

(7)  SECURITIES LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $30,662 of security lending income. At June 30, 2004, the Portfolio had $33,191,879 worth of securities on loan.

     See the Schedule of Investments for securities on loan.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1_2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $2,117 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                 NUMBER OF
                                                                            PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE          OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF           DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED              5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee           Trustee since      Chairman of the Board         29              None
c/o Decision Resources, Inc.                       11/3/1986           and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                 Trustee           Trustee since      Trustee, Essex Street         29              None
c/o Essex Street Associates                        11/3/1986          Associates (family
P.O. Box  181                                                         investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee           Trustee since      William Joseph Maier,         29              None
c/o Harvard University                             9/13/1986          Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                   Trustee           Trustee since      Trustee, Mertens              29              None
P.O. Box 2333                                      11/3/1986          House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

                                                                                                     NUMBER OF
                                                                            PRINCIPAL              PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE          OCCUPATION(S)            FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF           DURING PAST              OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED              5 YEARS                  OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President        Since 2003       Senior Vice President             29              None
Mellon Institutional            and Chief                             and Chief Operating
Asset Management            Executive Officer                         Officer, Mellon Institutional
One Boston Place                                                      Asset Management;
Boston, MA 02108                                                      formerly Vice President
7/24/65                                                               and Chief Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Principal Officers who are Not Trustees

                                                                                                      NUMBER OF
                                                                              PRINCIPAL             PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE            OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF             DURING PAST             OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED                5 YEARS                 OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President        Since 2003           Senior Vice President            29              None
Mellon Institutional          and Secretary                             and Head of Operations
Asset Management                                                        Mellon Institutional Asset
One Boston Place                                                        Management, formerly
Boston, MA 02108                                                        First Vice President,
2/20/61                                                                 Mellon Institutional Asset
                                                                        Management and Mellon
                                                                        Global Investments

Steven M. Anderson           Vice President        Vice President       Vice President and Mutual        29              None
Mellon Institutional          and Treasurer        since 1999;          Funds Controller, Mellon
Asset Management                                   Treasurer since      Institutional Asset
One Boston Place                                   2002                 Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice        Since 1996           Vice President and               29              None
Mellon Institutional            President                               Manager, Mutual Funds
Asset Management                                                        Operations, Mellon
One Boston Place                                                        Institutional Asset
Boston, MA 02108                                                        Management
8/19/51

Cara E. Hultgren,            Assistant Vice        Since 2001           Assistant Manager, Mutual        29              None
Mellon Institutional            President                               Fund Operations since
Asset Management                                                        1999; Shareholder
One Boston Place                                                        Representative, Mellon
Boston, MA 02108                                                        Institutional Asset
1/19/71                                                                 Management

                       [MELLON INSTITUTIONAL FUNDS LOGO]

                       One Boston Place
                       Boston, MA 02108-4408
                       800.221.4795
                       www.melloninstitutionalfunds.com

                                                                     0923SA0604

                                               [MELLON INSTITUTIONAL FUNDS LOGO]





Financial Statements               STANDISH MELLON
                                   SHORT-TERM ASSET RESERVE FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Short-Term Asset Reserve Portfolio ("Portfolio"), at value (Note 1A)               $69,076,188
  Receivable for Fund shares sold                                                                                      158,378
  Prepaid expenses                                                                                                      31,602
                                                                                                                   -----------
    Total assets                                                                                                    69,266,168

LIABILITIES
 Payable for Fund shares redeemed                                                            $1,071,195
 Distributions payable                                                                           86,711
 Accrued transfer agent fees (Note 2)                                                             2,701
 Accrued expenses and other liabilities                                                          10,556
                                                                                             ----------
 Total liabilities                                                                                                   1,171,163
                                                                                                                   -----------
NET ASSETS                                                                                                         $68,095,005
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $70,869,254
  Accumulated net realized loss                                                                                     (2,443,525)
  Undistributed net investment loss                                                                                   (164,746)
  Net unrealized depreciation                                                                                         (165,978)
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $68,095,005
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,517,110
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     19.36
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                             $ 984,798
  Expenses allocated from Portfolio                                                     (231,447)
                                                                                       ---------
    Net investment income allocated from Portfolio                                       753,351

EXPENSES
 Transfer agent fees (Note 2)                                         $  3,719
 Registration fees                                                      11,204
 Legal and audit fees                                                   13,395
 Trustees' fees and expenses (Note 2)                                      994
 Insurance expense                                                         674
 Miscellaneous                                                           9,483
                                                                      --------
    Total expenses                                                                        39,469
                                                                                       ---------
      Net investment income                                                              713,882
                                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                                5,774
  Change in unrealized appreciation (depreciation)
    on investments allocated from Portfolio                                             (404,184)
                                                                                       ---------
      Net realized and unrealized loss on investments                                   (398,410)
                                                                                       ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                             $ 315,472
                                                                                       =========



   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED
                                                                                           JUNE 30, 2004           YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2003
                                                                                           -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS: FROM INVESTMENT OPERATIONS
  Net investment income                                                                    $     713,882         $   2,842,200
  Net realized gains                                                                               5,774               509,269
  Change in net unrealized appreciation                                                         (404,184)             (754,524)
                                                                                           -------------         -------------
  Net increase in net assets from investment operations                                          315,472             2,596,945
                                                                                           -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                    (845,561)           (3,213,940)
                                                                                           -------------         -------------
  Total distributions to shareholders                                                           (845,561)           (3,213,940)
                                                                                           -------------         -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                            52,269,225           153,359,955
  Value of shares issued to shareholders in payment of distributions declared                    677,645             2,836,562
  Cost of shares redeemed                                                                   (126,158,370)         (160,362,595)
                                                                                           -------------         -------------
  Net decrease in net assets from Fund share transactions                                    (73,211,500)           (4,166,078)
                                                                                           -------------         -------------
TOTAL DECREASE IN NET ASSETS                                                                 (73,741,589)           (4,783,073)
NET ASSETS
  At beginning of period                                                                     141,836,594           146,619,667
                                                                                           -------------         -------------
  At end of period (inscluding distributions in excess
    of net investment income of $164,746 and $33,067)                                      $  68,095,005         $ 141,836,594
                                                                                           =============         =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        PERIOD ENDED                       YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004  -----------------------------------------------------------
                                                         (UNAUDITED)      2003       2002         2001         2000         1999
                                                        ------------   ---------   --------     --------     --------     --------
Net Asset Value, Beginning of the period                  $ 19.48      $   19.55   $  19.55     $  19.36     $  19.23     $  19.44
                                                          -------      ---------   --------     --------     --------     --------
From Investment Operations:
   Net investment income* (1)                                0.12           0.31       0.58         0.95         1.15         1.08
   Net realized and unrealized gain (loss)
        on investments                                      (0.10)         (0.04)      0.03         0.21         0.13        (0.21)
                                                          -------      ---------   --------     --------     --------     --------
Total from investment operations                             0.02           0.27       0.61         1.16         1.28         0.87
                                                          -------      ---------   --------     --------     --------     --------
Less Distributions to Shareholders:
   From net investment income                               (0.14)         (0.34)     (0.61)       (0.97)       (1.15)       (1.08)
                                                          -------      ---------   --------     --------     --------     --------
   Total distributions to shareholders                      (0.14)         (0.34)     (0.61)       (0.97)       (1.15)       (1.08)
                                                          -------      ---------   --------     --------     --------     --------
Net Asset Value, End of Year                              $ 19.36      $   19.48   $  19.55     $  19.55     $  19.36     $  19.23
                                                          =======      =========   ========     ========     ========     ========
Total Return (+)                                             0.09%(2)      1.48%       3.14%        6.14%        6.94%        4.61%
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                   0.44%++       0.36%       0.36%        0.36%        0.36%        0.35%
   Net Investment Income (to average daily net assets)*      1.17%++       1.60%       2.99%        4.89%        6.07%        5.60%
   Net Assets, End of Year (000's omitted)                $68,095      $141,837    $146,620     $133,939     $183,858     $301,965

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share(1)                        N/A      $   0.30    $   0.56     $   0.94     $   1.15          N/A
    Ratios (to average daily net assets):
      Expenses                                                N/A          0.43%       0.46%        0.41%        0.38%         N/A
      Net investment income                                   N/A          1.53%       2.89%        4.84%        6.05%         N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) Calculated based on average shares outstanding,
(2) Not annualized.
+   Total return would have been lower in the absence of expense waivers.
++  Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period ended June 30, 2004. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,701 during the period ended June 30, 2004 and $2,701 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $52,946,871 and $126,082,112, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     PERIOD ENDED
                                                                    JUNE 30, 2004            YEAR ENDED
                                                                      (UNAUDITED)        DECEMBER 31, 2003
                                                                    -------------        -----------------
     Shares sold                                                       2,682,037             7,856,671
     Shares issued to shareholders in payment
        of distributions declared                                         34,848               145,331
     Shares redeemed                                                  (6,480,625)           (8,221,254)
                                                                      ----------            ----------
     Net decrease                                                     (3,763,740)             (219,252)
                                                                      ==========            ==========

     At June 30, 2004, one shareholder of record held approximately 14% and of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5) FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   EXPECTED                    PAR         VALUE
SECURITY                                                               RATE        MATURITY    MATURITY       VALUE      (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--94.8%
ASSET BACKED--33.1%
American Express Master Trust 2001-1 A(a)                              1.190%      10/15/04     9/15/05       680,000   $   680,129
American Express Master Trust 2002-1 A(a)                              1.170        1/14/05    12/15/05     2,735,000     2,736,561
BMW Vehicle Owner Trust 2002-A A3                                      3.800       11/25/04     5/25/06       955,339       959,622
Capital Auto Receivables Asset Trust 2002-2 A3                         3.820       11/15/04     7/15/05     1,138,968     1,143,089
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2(a)                 1.370        7/30/06     4/25/33     1,900,000     1,909,810
Chase Manhattan Auto Owner Trust 2002-A A3                             3.490       10/15/04     3/15/06       148,051       148,414
Chase Manhattan Auto Owner Trust 2002-B A3                             3.580        1/15/05     5/15/06       593,258       595,972
Citibank Credit Card Issuance Trust 2004-A1 A1                         2.550        1/20/07     1/20/09     1,250,000     1,224,287
Discover Card Master Trust I 2000-5 A(a)                               1.280        5/18/05    11/15/07       725,000       726,060
Fleet Credit Card Master Trust II 2001-C A                             3.860        9/15/04     3/15/07     2,725,000     2,737,572
Ford Credit Auto Owner Trust 2002-A A3B                                1.359        9/23/04     1/15/06       614,687       614,808
Gracechurch Card Funding PLC 4 A                                       1.150        3/15/06     6/15/06     2,000,000     2,000,677
Honda Auto Receivables Owner Trust 2002-1 A3                           3.500       10/15/04    10/17/05       626,221       628,095
MBNA Credit Card Master Trust 2001-A4 A(a)                             1.230        9/16/04     2/15/07     2,440,000     2,440,508
Nissan Auto Receivables Owner Trust 2002-A A3                          3.580        9/15/04     9/15/05       487,879       488,772
Residential Asset Securities Corp. 1998 KS3 A16(a)                     1.600        7/30/04    10/25/29       555,482       559,243
SLM Student Loan Trust 2002-4 A2                                       1.140        1/25/05    12/15/09     1,094,129     1,094,229
Toyota Auto Receivables Owner Trust 2002-A A3(a)                       1.299       11/15/04     1/16/06       172,755       172,760
Toyota Auto Receivables Owner Trust 2003-B A3(a)                       1.130       10/26/05     8/15/07     2,000,000     2,000,429
                                                                                                                        -----------
Total Asset Backed (Cost $23,002,601)                                                                                    22,861,037
                                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
Mound Financing PLC 3A A1-1(a)                                         1.320         2/7/06      2/8/08     2,500,000     2,515,625
Permanent Financing PLC 3A(a)                                          1.530        12/9/05     6/10/07     1,490,000     1,490,412
                                                                                                                        -----------
Total Collateralized Mortgage Obligations (Cost $3,990,000)                                                               4,006,037
                                                                                                                        -----------
CORPORATE--49.1%
COMMUNICATIONS--1.4%
Verizon Wireless Capital LLC                                           1.350                    5/23/05     1,000,000       999,052
                                                                                                                        -----------
CONSUMER NONCYCLICAL--8.1%
Coca-Cola Enterprises                                                  2.500                    9/15/06     1,559,000     1,535,972
Diageo Capital PLC                                                     6.125                    8/15/05     2,000,000     2,079,150
General Mills, Inc.                                                    2.625                   10/24/06     2,000,000     1,956,872
                                                                                                                        -----------
                                                                                                                          5,571,994
                                                                                                                        -----------
FINANCIAL--38.1%
Allstate Corp. Senior Notes                                            7.875                     5/1/05     1,500,000     1,565,514
Bear Stearns Co., Inc. MTN(a)                                          1.469                    9/15/06     2,000,000     2,000,280
CIT Group, Inc.                                                        1.330                    6/19/06       500,000       500,947
CIT Group, Inc. Senior Notes(a)                                        1.510                    9/22/06     1,550,000     1,557,826
Citigroup Global Markets Holdings, Inc.                                1.500                     6/6/06     2,000,000     2,002,802
Countrywide Home Loans, Inc.*                                          1.400                    2/17/06       700,000       699,917
Credit Agricole Indosuez(a)                                            1.198                    2/28/05     2,000,000     1,999,660
CS First Boston (USA), Inc. Notes MTN(a)                               1.390                    6/19/06     2,000,000     2,007,592
JP Morgan Chase & Co.                                                  1.599                   12/12/06       850,000       851,573
Merrill Lynch & Co.                                                    1.430                     2/6/09     1,000,000     1,000,158
Morgan Stanley                                                         5.800                     4/1/07       935,000       988,702
Morgan Stanley Dean Witter                                             7.750                    6/15/05     2,000,000     2,097,460
Morgan Stanley Dean Witter Senior Notes(a)                             1.580                    1/31/06       620,000       623,238
National City Bank of Indiana(a)                                       1.190                    9/16/05       440,000       440,427


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR        VALUE
SECURITY                                                               RATE                    MATURITY       VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
SLM Corp. Notes MTN(a)                                                 1.370%                   1/13/06       700,000  $     701,61
Textron Financial Corp. MTN                                            2.690                    10/3/06       500,000       492,275
US Bancorp Notes MTN                                                   2.625                    3/15/06       500,000       498,656
US Bank NA Senior Notes(a)                                             1.669                    6/14/05       570,000       571,043
Washington Mutual, Inc.(a)                                             1.449                    11/3/05     2,000,000     2,002,708
Wells Fargo Financial Senior Notes(a)                                  1.569                    9/12/05     2,700,000     2,703,264
Zions Bancorp                                                          2.700                     5/1/06     1,000,000       992,533
                                                                                                                        -----------
                                                                                                                         26,298,193
                                                                                                                        -----------
TECHNOLOGY--1.5%
First Data Corp.                                                       4.700                    11/1/06     1,000,000     1,032,264
                                                                                                                        -----------
Total Corporate (Cost $33,951,142)                                                                                       33,901,503
                                                                                                                        -----------
YANKEE BONDS--6.5%
HBOS Treasury Services PLC(a)                                          1.220                    1/12/07     1,500,000     1,501,101
Nationwide Building Society 144A Senior Notes(a)                       1.274                    7/21/06     2,000,000     2,002,854
Province of Quebec(a)                                                  1.173                     7/2/04     1,000,000     1,000,000
                                                                                                                        -----------
Total Yankee Bonds (Cost $4,500,001)                                                                                      4,503,955
                                                                                                                        -----------
U.S. GOVERNMENT AGENCY - 0.3%
Pass Thru Securities - 0.3%
FHLMC Discount Note(+)                                                 1.040                    8/19/04       200,000       199,717
                                                                                                                        -----------
Total U.S. Government Agency (Cost $199,717)                                                                                199,717
                                                                                                                        -----------
TOTAL BONDS AND NOTES (Cost $ 65,643,461)                                                                                65,472,249
                                                                                                                        -----------
SHORT TERM INVESTMENTS--5.0%
COMMERCIAL PAPER--4.9%
Alpine Securitization(+)                                               1.200                     7/6/04     1,000,000       999,833
Clipper Receivable(+)                                                  1.500                     7/1/04     1,400,000     1,400,000
PB Finance(+)                                                          1.180                     7/7/04     1,000,000       999,803
                                                                                                                        -----------
                                                                                                                          3,399,636
                                                                                                                        -----------
INVESTMENT COMPANIES--0.1%
Dreyfus Institutional Preferred Plus (+)(+)                            1.000                                   47,126        47,126
                                                                                                                        -----------
TOTAL SHORT TERM INVESTMENTS (Cost $3,446,762)                                                                            3,446,762
                                                                                                                        -----------
INVESTMENT OF CASH COLLATERAL
 FOR SECURITIES LOANED--1.0%
INVESTMENT COMPANIES--1.0%
Dreyfus Cash Management Plus Fund((+)(+)) (Cost $714,000)               1.000                                 714,000       714,000
                                                                                                                        -----------
TOTAL INVESTMENTS--100.8% (COST $69,804,223)                                                                             69,633,011
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8)%                                                                              (556,823)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $69,076,188
                                                                                                                        ===========



NOTES TO SCHEDULE OF INVESTMENTS:

(a) Variable Rate Security; rate indicated is as of 6/30/04.
*   Security, or a portion of thereof, was on loan at 6/30/04.
MTN-Medium Term Notes
FHLMC-Federal Home Loan Mortgage Company
+   Rate noted is yield to maturity
++ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (Note 1A) (including securities on loan, valued at
  $698,630 (Note 6))
    Unaffiliated issuers, at value (cost $69,043,097)                                               $68,871,885
    Affiliated issuers, at value (cost $761,126) (Note 1E)                                              761,126
  Receivable for variation margin on open financial futures contracts (Note 5)                           32,563
  Receivable for investments sold                                                                         6,344
  Interest and dividends receivable                                                                     194,450
  Prepaid expenses                                                                                        8,737
                                                                                                    -----------
  Total assets                                                                                       69,875,105

LIABILITIES
 Liability for securities on loan (Note 6)                              $ 714,000
 Due to custodian for cash overdraft (Note 2)                              61,993
 Accrued accounting and custody fees (Note 2)                               3,978
 Accrued trustee fees and expenses (Note 2)                                 5,973
 Accrued expenses and other liabilities                                    12,973
                                                                        ---------
  Total liabilities                                                                                     798,917
                                                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                           $69,076,188
                                                                                                    ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $776 (Note 6))                         $ 984,798

EXPENSES
 Investment advisory fee (Note 2)                                          $ 152,809
 Accounting and custody fees (Note 2)                                         47,089
 Legal and audit services                                                     13,171
 Trustees' fees and expenses (Note 2)                                         11,821
 Insurance expense                                                             6,090
 Miscellaneous                                                                   467
                                                                           ---------
    Total expenses                                                                                 231,447
                                                                                                 ---------
      Net investment income                                                                        753,351
                                                                                                 ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                         154,897
    Future transactions                                                     (149,123)
                                                                           ---------
      Net realized gain                                                                              5,774
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                        $(404,184)
                                                                           ---------
  Change in net unrealized appreciation (depreciation)                                            (404,184)
                                                                                                 ---------
    Net realized and unrealized loss                                                              (398,410)
                                                                                                 ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                       $ 354,941
                                                                                                 =========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                           PERIOD ENDED
                                                                                          JUNE 30, 2004         YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 2003
                                                                                         ---------------    ------------------
INCREASE (DECREASE) IN NET ASSETS: FROM INVESTMENT OPERATIONS
  Net investment income                                                                  $     753,351        $   2,845,203
  Net realized gains                                                                             5,774              509,270
  Change in net unrealized appreciation (depreciation)                                        (404,184)            (754,526)
                                                                                         -------------        -------------
  Net increase in net assets from investment operations                                        354,941            2,599,947
                                                                                         -------------        -------------
CAPITAL TRANSACTIONS
  Contributions                                                                             52,946,871          153,343,305
  Withdrawals                                                                             (126,082,112)        (160,857,552)
                                                                                         -------------        -------------
  Net decrease in net assets from capital transactions                                     (73,135,241)          (7,514,247)
                                                                                         -------------        -------------
TOTAL DECREASE IN NET ASSETS                                                               (72,780,300)          (4,914,300)
NET ASSETS
  At beginning of period                                                                   141,856,488          146,770,788
                                                                                         -------------        -------------
  At end of period                                                                       $  69,076,188        $ 141,856,488
                                                                                         =============        =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    PERIOD ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2004   -------------------------------------------------------------
                                                    (UNAUDITED)       2003         2002         2001         2000         1999
                                                   -------------   ---------    ---------    ---------    ---------    ---------
TOTAL RETURN(+)                                        0.09%(b)        1.48%        3.14%        6.15%        6.96%        4.64%
RATIOS:
   Expenses (to average daily net assets)*             0.38%++         0.36%        0.36%        0.35%        0.34%        0.32%
   Net Investment Income
        (to average daily net assets)*                 1.24%++         1.60%        2.99%        4.89%        6.07%        5.62%
   Portfolio Turnover                                    13%(b)         113%         160%         174%          70%          86%
   Net Assets, End of Year (000's omitted)          $69,076        $141,856     $146,771     $134,055     $180,548     $302,244

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
    Ratios (to average daily net assets):

      Expenses                                          N/A            0.37%        0.38%         N/A          N/A          N/A
      Net investment income                             N/A            1.59%        2.97%         N/A          N/A          N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase the ratio of the net investment income to average net assets by less than 0.01%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Not annualized.
+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++  Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2004 there was one fund, Standish Mellon Short-Term Asset Reserve Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations, such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E AFFILIATED ISSUERS

     Issuers in which the Portfolio held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

 (2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $47,089 during the period ended June 30, 2004 and was owed $3,978 at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                                                PERIOD ENDED
                                                               JUNE 30, 2004           YEAR ENDED
                                                                (UNAUDITED)         DECEMBER 31, 2003
                                                               -------------        ------------------
        U.S. Government Securities                               $5,739,188            $16,646,534
                                                                 ==========            ===========
        Investments (non-U.S. Government Securities)             $8,856,046            $56,255,000
                                                                 ==========            ===========

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                               $69,804,223
                                                                  -----------
     Gross unrealized appreciation                                     93,034
     Gross unrealized depreciation                                   (264,246)
                                                                  -----------
     Net unrealized depreciation                                     (171,212)
                                                                  ===========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio entered into no such transactions during the period ended June 30, 2004.

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2004, the Portfolio did not hold any open interest rate floor agreements.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held the following financials futures contracts:

                                                                           UNDERLYING FACE         UNREALIZED
     CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE         GAIN/(LOSS)
     -----------------------------------------------------------------------------------------------------------
     Euro Bond (41 Contracts)             Long           9/13/2004           10,042,950             $ 10,643
     Euro Bond (30 Contracts)             Long           9/13/2004            7,311,375               10,726
     Euro Bond (44 Contracts)             Long           3/14/2005           10,673,300              (10,644)
                                                                                                    --------
                                                                                                    $ 10,725
                                                                                                    ========

     At June 30, 2004, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $776 of security lending income. At June 30, 2004, the Portfolio had $699,896 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Portfolio did not have any delayed delivery transactions.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1_2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $428 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                                 NUMBER OF
                                                                            PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE          OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF           DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED              5 YEARS              TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee           Trustee since      Chairman of the Board         29              None
c/o Decision Resources, Inc.                       11/3/1986           and Chief Executive
260 Charles Street                                                    Officer, Decision
Waltham, MA 02453                                                     Resources, Inc.
9/30/40

Caleb Loring III                 Trustee           Trustee since      Trustee, Essex Street         29              None
c/o Essex Street Associates                        11/3/1986          Associates (family
P.O. Box  181                                                         investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee           Trustee since      William Joseph Maier,         29              None
c/o Harvard University                             9/13/1986          Professor of Political
Cambridge, MA 02138                                                   Economy, Harvard
8/5/44                                                                University

John H. Hewitt                   Trustee           Trustee since      Trustee, Mertens              29              None
P.O. Box 2333                                      11/3/1986          House, Inc. (hospice)
New London, NH 03257
4/11/35


INTERESTED TRUSTEES

                                                                                                  NUMBER OF
                                                                          PRINCIPAL             PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE        OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF         DURING PAST             OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED            5 YEARS                 OFFICER          OFFICER
---------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President        Since 2003     Senior Vice President            29              None
Mellon Institutional            and Chief                           and Chief Operating
Asset Management            Executive Officer                       Officer, Mellon Institutional
One Boston Place                                                    Asset Management;
Boston, MA 02108                                                    formerly Vice President
7/24/65                                                             and Chief Financial Officer,
                                                                    Mellon Institutional
                                                                    Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                   NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE          OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF           DURING PAST             OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED              5 YEARS                 OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President        Since 2003         Senior Vice President            29              None
Mellon Institutional          and Secretary                           and Head of Operations
Asset Management                                                      Mellon Institutional Asset
One Boston Place                                                      Management, formerly
Boston, MA 02108                                                      First Vice President,
2/20/61                                                               Mellon Institutional Asset
                                                                      Management and Mellon
                                                                      Global Investments

Steven M. Anderson           Vice President        Vice President     Vice President and Mutual        29              None
Mellon Institutional          and Treasurer        since 1999;        Funds Controller, Mellon
Asset Management                                   Treasurer since    Institutional Asset
One Boston Place                                   2002               Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice        Since 1996         Vice President and               29              None
Mellon Institutional            President                             Manager, Mutual Funds
Asset Management                                                      Operations, Mellon
One Boston Place                                                      Institutional Asset
Boston, MA 02108                                                      Management
8/19/51

Cara E. Hultgren,            Assistant Vice        Since 2001         Assistant Manager, Mutual       29              None
Mellon Institutional            President                             Fund Operations since
Asset Management                                                      1999; Shareholder
One Boston Place                                                      Representative, Mellon
Boston, MA 02108                                                      Institutional Asset
1/19/71                                                               Management

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



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



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

                                               [MELLON INSTITUTIONAL FUNDS LOGO]



                                               One Boston Place
                                               Boston, MA 02108-4408
                                               800.221.4795
                                               www.melloninstitutionalfunds.com

                                                                     0926SA0604

                                               [MELLON INSTITUTIONAL FUNDS LOGO]





Financial Statements               STANDISH MELLON
                                   GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Global Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                   $ 90,746,825
  Receivable for Fund shares sold                                                                                          341
  Prepaid expenses                                                                                                      13,308
                                                                                                                  ------------
    Total assets                                                                                                    90,760,474
LIABILITIES
 Accrued transfer agent fees (Note 2)                                                         $ 2,391
 Accrued expenses and other liabilities                                                        17,281
                                                                                              -------
    Total liabilities                                                                                                   19,672
                                                                                                                  ------------
NET ASSETS                                                                                                        $ 90,740,802
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $104,757,770
  Accumulated net realized loss                                                                                    (16,683,814)
  Undistributed net investment loss                                                                                 (1,351,238)
  Net unrealized appreciation                                                                                        4,018,084
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $ 90,740,802
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            4,370,201
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      20.76
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                     $ 2,599,355
  Expenses allocated from Portfolio                                                               (327,048)
                                                                                               -----------
    Net investment income allocated from Portfolio                                               2,272,307

EXPENSES
 Transfer agent fees (Note 2)                                        $  3,458
 Registration fees                                                     10,711
 Legal and audit services                                              15,868
 Trustees' fees and expenses (Note 2)                                     994
 Insurance expense                                                        760
 Miscellaneous                                                          5,114
                                                                       ______
    Total expenses                                                                                  36,905
                                                                                               -----------
      Net investment income                                                                      2,235,402
                                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                                      8,790,515
  Change in unrealized appreciation (depreciation) allocated from Portfolio                     (9,903,434)
                                                                                               -----------
    Net realized and unrealized loss on investments                                             (1,112,919)
                                                                                               -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                     $ 1,122,483
                                                                                               ===========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      PERIOD ENDED
                                                                                      JUNE 30, 2004        YEAR ENDED
                                                                                       (UNAUDITED)      DECEMBER 30, 2003
                                                                                      -------------     -----------------
FROM INVESTMENT OPERATIONS
    Net investment income                                                             $  2,235,402        $  5,973,675
    Net realized gains                                                                   8,790,515              (1,376)
    Change in net unrealized appreciation                                               (9,903,434)          3,796,089
                                                                                      ------------        ------------
    Net increase in net assets from investment operations                                1,122,483           9,768,388
                                                                                      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                    --                  --
  Return of capital                                                                             --                  --
                                                                                      ------------        ------------
  Total distributions to shareholders                                                           --                  --
                                                                                      ------------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                       1,941,448          10,566,938
  Value of shares issued to shareholders in payment of distributions declared                   --                  --
  Cost of shares redeemed                                                              (58,509,047)        (38,731,401)
                                                                                      ------------        ------------
  Net decrease in net assets from Fund share transactions                              (56,567,599)        (28,164,463)
                                                                                      ------------        ------------
TOTAL DECREASE IN NET ASSETS                                                           (55,445,116)        (18,396,075)
NET ASSETS
  At beginning of period                                                               146,185,918         164,581,993
                                                                                      ------------        ------------
  At end of period (including distributions in excess
    of net investment income of $1,351,238 and $3,586,640)                            $ 90,740,802        $146,185,918
                                                                                      ============        ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004    ------------------------------------------------------------
                                                     (UNAUDITED)       2003         2002          2001        2000         1999
                                                  ----------------   --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF THE PERIOD               $ 20.67       $  19.43     $  18.45     $  18.53     $  18.76     $  20.28
                                                       -------       --------     --------     --------     --------     --------
FROM INVESTMENT OPERATIONS:
   Net investment income(*) (1)                           0.42           0.75         0.82         0.84         1.06         1.26
   Net realized and unrealized gain
      (loss) on investments                              (0.33)          0.49         0.44        (0.01)(2)     0.71        (1.38)
                                                       -------       --------     --------     --------     --------     --------
Total from investment operations                          0.09           1.24         1.26         0.83         1.77        (0.12)
                                                       -------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                               --             --        (0.27)       (0.91)       (2.00)       (1.40)
   From tax return of capital                               --             --        (0.01)          --           --           --
                                                       -------       --------     --------     --------     --------     --------
Total distributions to shareholders                         --             --        (0.28)       (0.91)       (2.00)       (1.40)
                                                       -------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR                           $ 20.76       $  20.67     $  19.43     $  18.45     $  18.53     $  18.76
                                                       =======       ========     ========     ========     ========     ========
TOTAL RETURN                                              0.44%(3)       6.38%+       6.94%        4.51%        9.79%       (0.64)%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)              0.63%++        0.65%        0.60%        0.56%        0.56%        0.54%
   Net Investment Income
        (to average daily net assets)(*)                  3.89%++        3.74%        4.43%        4.46%        5.59%        6.31%
   Net Assets, End of Year (000's omitted)             $90,741       $146,186     $164,582     $359,358     $373,739     $379,246

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

      Net investment income per share (1)                  N/A       $   0.74          N/A          N/A          N/A          N/A
      Ratios (to average daily net assets):
         Expenses                                          N/A           0.70%         N/A          N/A          N/A          N/A
         Net investment income                             N/A           3.69%         N/A          N/A          N/A          N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.50% to 4.46%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) Calculated based on average shares outstanding,
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values for the Fund.
(3) Not annualized.
+   Total return would have been lower in the absence of expense waivers.
++  Computed on an annualized basis using a 366 day calendar year.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,391 during the period ended June 30, 2004 and $2,391 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $1,941,448 and $65,926,424, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             PERIOD ENDED
                                                            JUNE 30, 2004             YEAR ENDED
                                                             (UNAUDITED)          DECEMBER 31, 2003
                                                            -------------         -----------------
     Shares sold                                                  91,853                  523,070
     Shares issued to shareholders in payment
        of distributions declared                                     --                       --
     Shares redeemed                                          (2,794,028)              (1,921,020)
                                                              ----------               ----------
     Net decrease                                             (2,702,175)              (1,397,950)
                                                              ==========               ==========

     At June 30, 2004, three shareholders of record held approximately 31%, 21% and 19% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR       VALUE
SECURITY                                                                RATE      MATURITY                     VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--96.1%
ASSET BACKED--2.4%
Household Automotive Trust 2003-1 A2                                    1.300%    9/18/2006           USD     517,107  $   516,858
MBNA Master Credit Card Trust USA 1999-G A                              6.350    12/15/2006                 1,595,000    1,598,278
Whole Auto Loan Trust 2002-1 A2                                         1.880     6/15/2005                    70,814       70,831
                                                                                                                       -----------
Total Asset Backed (Cost $2,244,667)                                                                                     2,185,967
                                                                                                                       -----------
CORPORATE--17.8%
BASIC MATERIALS--0.7%
Alcoa Inc.(*)                                                           4.250     8/15/2007                    85,000       86,240
Freeport-McMoRan Copper & Gold, Inc.(*)                                10.125      2/1/2010                   130,000      143,650
Georgia-Pacific Corp.                                                   8.875      2/1/2010                   115,000      130,238
ICI Wilmington, Inc.                                                    4.375     12/1/2008                   250,000      245,236
                                                                                                                       -----------
                                                                                                                           605,364
                                                                                                                       -----------
COMMUNICATIONS--2.8%
COX Communications, Inc.(*)                                             7.125     10/1/2012                   295,000      323,306
CSC Holdings, Inc.                                                      7.875    12/15/2007                   155,000      161,200
Dex Media West LLC/Dex Media Finance Co.                                8.500     8/15/2010                    70,000       76,300
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013                    70,000       76,825
Liberty Media Corp.                                                     3.500     9/25/2006                   300,000      299,456
News America Holdings(*)                                                9.250      2/1/2013                   180,000      225,857
RH Donnelley Finance Corp. I 144A                                       8.875    12/15/2010                    50,000       54,875
RH Donnelley Finance Corp. I 144A                                      10.875    12/15/2012                    90,000      104,400
Salem Communications Corp.                                              7.750    12/15/2010                    90,000       91,913
Sprint Capital Corp.                                                    6.900      5/1/2019                   435,000      437,591
Sprint Capital Corp.(*)                                                 8.375     3/15/2012                   420,000      482,718
Univision Communications, Inc.                                          7.850     7/15/2011                   200,000      230,641
                                                                                                                       -----------
                                                                                                                         2,565,082
                                                                                                                       -----------
CONSUMER CYCLICAL--1.2%
Coast Hotels & Casinos, Inc.                                            9.500      4/1/2009                   145,000      152,250
Lear Corp.                                                              8.110     5/15/2009                   150,000      170,857
Mohegan Tribal Gaming Authority                                         6.375     7/15/2009                   100,000      100,250
Mohegan Tribal Gaming Authority                                         8.375      7/1/2011                   155,000      167,400
Office Depot, Inc.                                                      6.250     8/15/2013                   145,000      149,349
Yum! Brands Inc.                                                        8.875     4/15/2011                   310,000      374,085
                                                                                                                       -----------
                                                                                                                         1,114,191
                                                                                                                       -----------
CONSUMER NONCYCLICAL--0.7%
Kroger Co.                                                              8.000     9/15/2029                   185,000      215,048
Wyeth                                                                   5.500      2/1/2014                   455,000      434,759
                                                                                                                       -----------
                                                                                                                           649,807
                                                                                                                       -----------
ENERGY--1.4%
Chesapeake Energy Corp.                                                 8.125      4/1/2011                   100,000      108,000
Halliburton Co.                                                         5.500    10/15/2010                   325,000      328,799
Pemex Project Funding Master Trust(a)                                   2.820     6/15/2010                   155,000      155,698
Salomon Brothers AF for OAO Siberian Oil Co.                           10.750     1/15/2009                   200,000      206,000
Southern Natural Gas Co.(*)                                             8.875     3/15/2010                   100,000      109,250
Transcontinental Gas Pipe Line                                          6.125     1/15/2005                   325,000      329,875
                                                                                                                       -----------
                                                                                                                         1,237,622
                                                                                                                       -----------


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON GLOBAL FIXED PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY                                                                RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--5.1%
Banco Nacional de Desenvolvimento Economic(a)                           9.622%    6/16/2008             USD    85,000  $     86,27
Boston Properties Inc.                                                  5.000     1/15/2013                   370,000      388,049
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   295,000      295,000
EOP Operating LP(*)                                                     6.800     1/15/2009                   255,000      275,990
EOP Operating LP.(*)                                                    7.875     7/15/2031                   155,000      172,984
FleetBoston Financial Corp.                                             7.375     12/1/2009                   210,000      236,797
Ford Motor Credit Co.                                                   6.875      2/1/2006                   395,000      414,314
General Motors Acceptance Corp.                                         6.875     9/15/2011                   410,000      420,372
Glencore Funding LLC 144A                                               6.000     4/15/2014                   455,000      422,031
Jefferies Group, Inc.                                                   5.500     3/15/2016                   110,000      105,236
Morgan Stanley(*)                                                       4.750      4/1/2014                   200,000      184,524
National City Corp.                                                     6.875     5/15/2019                   455,000      499,413
Nordea Bank Finland PLC/New York, NY                                    7.500     1/30/2007                   445,000      481,702
Union Planters Bank NA                                                  5.125     6/15/2007                   455,000      477,057
Wells Fargo & Co.(*)                                                    5.000    11/15/2014                   175,000      169,133
                                                                                                                       -----------
                                                                                                                         4,628,877
                                                                                                                       -----------
INDUSTRIAL--2.0%
Allied Waste North America                                              8.875      4/1/2008                   225,000      246,375
American Standard, Inc.                                                 7.375      2/1/2008                   145,000      156,600
Jefferson Smurfit Corp. US                                              8.250     10/1/2012                    15,000       15,600
Oakmont Asset Trust 144A                                                4.514    12/22/2008                   400,000      391,832
Raytheon Co.                                                            5.500    11/15/2012                   520,000      524,738
Republic Services, Inc.                                                 6.750     8/15/2011                   150,000      164,094
Waste Managemnt, Inc.(*)                                                6.875     5/15/2009                   245,000      269,002
                                                                                                                       -----------
                                                                                                                         1,768,241
                                                                                                                       -----------
UTILITIES--3.9%
AES Corp. 144A                                                          8.750     5/15/2013                   100,000      107,125
AES Corp. 144A                                                         10.000     7/15/2005                    53,270       54,469
First Energy Corp.                                                      5.500    11/15/2006                   445,000      460,363
FirstEnergy Corp.                                                       6.450    11/15/2011                   560,000      580,585
Niagara Mohawk Power Corp.                                              7.750     10/1/2008                   175,000      196,991
Nisource Finance Corporation(*)                                         6.150      3/1/2013                   150,000      155,409
Northern States Power Co.                                               8.000     8/28/2012                   195,000      231,777
Pepco Holdings, Inc.                                                    6.450     8/15/2012                   485,000      502,368
PPL Capital Funding Trust I                                             7.290     5/18/2006                   315,000      330,715
Progress Energy Inc.                                                    7.000    10/30/2031                   230,000      236,690
Public Service Co. of Colorado                                          5.000     10/1/2012                   355,000      419,044
TXU Energy Co.(*)                                                       7.000     3/15/2013                   270,000      294,017
                                                                                                                       -----------
                                                                                                                         3,569,553
                                                                                                                       -----------
Total Corporate (Cost $15,947,244)                                                                                      16,138,737
                                                                                                                       -----------
SOVEREIGN BONDS--2.8%
Republic of Brazil(a)                                                   2.063     4/15/2006                   152,000      149,340
Republic of Brazil                                                      7.309     6/29/2009                   115,000      115,000
Republic of Brazil(a)                                                   2.125     4/15/2012                   188,235      158,588
Republic of Bulgaria                                                    7.500     1/15/2013                    15,000       21,037
Republic of Bulgaria(a)                                                 2.000     7/28/2024                    75,000       74,906


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                 PAR       VALUE
SECURITY                                                                RATE      MATURITY                      VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS--(CONTINUED)
Republic of Bulgaria 144A                                               8.250%    1/15/2015             USD   120,000  $   139,650
Republic of Colombia(*)                                                10.000     1/23/2012                   145,000      150,075
Republic of El Salvador                                                 8.500     7/25/2011                   160,000      172,800
Republic of El Salvador                                                 8.250     4/10/2032                   145,000      134,488
Republic of Panama                                                      8.875     9/30/2027                   170,000      164,900
Republic of Peru                                                        4.500      3/7/2017                    85,000       68,850
Republic of South Africa                                                6.500      6/2/2014                   160,000      160,800
Republic of Turkey                                                      9.000     6/30/2011                    70,000       70,175
Republic of Turkey                                                     11.500     1/23/2012                   150,000      168,000
Russian Federation                                                     12.750     6/24/2028                    60,000       87,150
Russian Federation                                                      5.000     3/31/2030                   200,000      182,750
Ukraine Government Senior Notes                                        11.000     3/15/2007                   190,403      204,684
United Mexican States                                                   9.875      2/1/2010                   270,000      324,135
                                                                                                                       -----------
Total Sovereign Bonds (Cost $2,639,680)                                                                                  2,547,328
                                                                                                                       -----------
YANKEE BONDS--6.7%
Amvescap Plc                                                            5.900     1/15/2007                   265,000      279,862
Banque Centrale de Tunisie                                              7.375     4/25/2012                   210,000      227,850
British Sky Broadcasting PLC                                            7.300    10/15/2006                   410,000      442,652
British Sky Broadcasting PLC                                            6.875     2/23/2009                   480,000      524,228
Carnival Corp.                                                          3.750    11/15/2007                   265,000      262,003
Deutsche Telekom International Finance BV                               8.000     6/15/2010                   375,000      438,209
Deutsche Telekom International Finance BV                               5.250     7/22/2013                    90,000       87,618
Domtar Inc.(*)                                                          5.375     12/1/2013                   545,000      518,241
French Telecom                                                          9.000      3/1/2011                   205,000      237,558
HBOS PLC 144A                                                           5.375     11/1/2013                   325,000      313,206
Hutchison Whampoa Ltd. 144A                                             5.450    11/24/2010                   585,000      574,195
Inco Ltd.                                                               7.750     5/15/2012                   205,000      233,167
Industrial Bank of Korea 144A                                           4.000     5/19/2014                   175,000      162,885
Petronas Capital Ltd.(*) 144A                                           7.875     5/22/2022                   160,000      176,881
Potash Corp. of Saskatchewan                                            4.875      3/1/2013                   170,000      162,897
Rogers Cable, Inc.                                                      6.250     6/15/2013                    60,000       56,485
Royal Caribbean Cruises Ltd.                                            8.250      4/1/2005                   100,000      103,500
Teck Cominco Ltd.                                                       7.000     9/15/2012                   340,000      363,593
Telecom Italia Capital SA(*) 144A                                       4.000    11/15/2008                   560,000      550,113
Telus Corp.                                                             8.000      6/1/2011                   335,000      380,748
                                                                                                                       -----------
Total Yankee Bonds (Cost $6,093,675)                                                                                     6,095,891
                                                                                                                       -----------
U.S. GOVERNMENT AGENCY--1.5%
PASS THRU SECURITIES--1.5%
FNMA                                                                    5.500      1/1/2034                   590,732      589,612
FNMA (TBA)(#)                                                           6.500      7/1/2019                   760,000      791,113
                                                                                                                       -----------
Total U.S. Government Agency (Cost $1,385,913)                                                                           1,380,725
                                                                                                                       -----------
U.S. TREASURY OBLIGATIONS--10.3%
TREASURY BONDS--7.5%
United States Treasury Bond                                             3.250     8/15/2008                 6,365,000   $6,286,182
United States Treasury Bond                                             6.250     5/15/2030                   480,000      537,431
                                                                                                                       -----------
                                                                                                                         6,823,613
                                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                 PAR       VALUE
SECURITY                                                                RATE      MATURITY                      VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY NOTES--2.8%
United States Treasury Note(*)                                          5.000%    2/15/2011         USD     2,385,000   $2,496,425
                                                                                                                        ----------
Total U.S. Treasury Obligations (Cost $9,391,651)                                                                        9,320,038
                                                                                                                        ----------
FOREIGN DENOMINATED--54.6%
AUSTRALIA--5.3%
Australian Government Bond                                              7.500     9/15/2009         AUD     4,630,000    3,481,050
Australian Government Bond                                              6.500     5/15/2013                 1,775,000    1,287,818
                                                                                                                        ----------
                                                                                                                         4,768,868
                                                                                                                        ----------
CANADA--0.5%
Canadian Pacific Railway Ltd. 144A                                      4.900     6/15/2010         CAD       620,000      459,545
                                                                                                                        ----------
DENMARK--0.9%
Realkredit Danmark A/S                                                  4.000      1/1/2006         DKK     5,140,000      858,184
                                                                                                                        ----------
EURO--41.0%
Allied Domecq Financial Services PLC                                    5.875     6/12/2009         EUR       145,000      188,847
Autostrade SpA(a)                                                       2.552      6/9/2011                   300,000      364,844
Bank of America Corp.                                                   4.625     2/18/2014                   210,000      253,253
Barclays Bank PLC                                                       7.500    12/15/2010                    65,000       92,264
Bertelsmann US Finance, Inc.                                            4.625      6/3/2010                   195,000      239,835
Bundesobligation                                                        5.000     5/20/2005                 1,105,000    1,377,112
Bundesobligation                                                        5.000     8/19/2005                   610,000      764,366
Bundesobligation                                                        3.500    10/10/2008                 1,735,000    2,116,668
Buoni del Tesoro Poliennali                                             2.150     9/15/2014                   495,000      601,613
Citigroup, Inc.(a)                                                      2.237      6/3/2011                   370,000      449,098
Deutsche Bundesrepublik                                                 5.250      1/4/2011                   125,000      163,910
Deutsche Bundesrepublik                                                 5.000      7/4/2011                 1,365,000    1,764,985
Deutsche Bundesrepublik                                                 4.500      1/4/2013                 1,195,000    1,487,822
Deutsche Bundesrepublik                                                 4.000      1/4/2028                   950,000    1,177,260
Deutsche Bundesrepublik                                                 5.625      1/4/2028                   100,000      133,888
Deutsche Telekom International Finance BV                               8.125     5/29/2012                   225,000      333,225
FBG Treasury Europe                                                     5.750     3/17/2005                   295,000      366,969
FCE Bank PLC(a)                                                         2.522     6/28/2006                   260,000      314,740
France Government                                                       3.150     7/25/2032                 1,666,212    2,342,739
France Telecom                                                          7.250     1/28/2013                   300,000      422,237
French Treasury Note                                                    5.000     1/12/2006                 2,720,000    3,434,109
GE Capital European Funding(a)                                          2.198      5/4/2011                   370,000      449,264
General Motors Acceptance Corp.(a)                                      3.710      7/5/2005                   255,000      315,009
HBOS PLC (a)                                                            6.050    11/23/2049                   290,000      381,606
Hellenic Republic                                                       4.500     5/20/2014                 1,175,000    1,430,793
Hilton Group Finance PLC                                                6.500     7/17/2009                   225,000      299,737
HJ Heinz BV                                                             5.125     4/10/2006                   100,000      126,209
Honeywell Holding BV                                                    5.250    12/20/2006                   135,000      170,400
Household Finance Corp.                                                 6.500      5/5/2009                   300,000      405,130
International Paper Co.                                                 5.375     8/11/2006                   135,000      171,059
Italy Buoni Poliennali Del Tesoro                                       4.500      3/1/2007                 2,155,000    2,724,760
Kappa Beheer BV                                                        10.625     7/15/2009                   135,000      173,545
KFW Group                                                               3.500     4/17/2009                   435,000      527,123


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                 PAR       VALUE
SECURITY                                                                RATE        MATURITY                    VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO--(CONTINUED)
Lear Corp.                                                              8.125%     4/1/2008         EUR       205,000  $    284,93
Linde Finance BV                                                        6.000     7/29/2049                   215,000      272,430
MBNA Master Credit Card Trust USA 144A                                  4.375     8/19/2004                 1,100,000    1,343,567
Nalco Co. 144A                                                          7.750    11/15/2011                   100,000      125,506
National Westminster Bank PLC                                           6.625     10/5/2009                    70,000       94,436
Netherlands Government Bond                                             5.500     7/15/2010                 2,370,000    3,140,378
NGG Finance PLC                                                         5.250     8/23/2006                   190,000      241,056
Nordea Bank Sweden AB 144A                                              6.000    12/13/2010                   140,000      177,933
Parker Hannifin Corp.                                                   6.250    11/21/2005                    75,000       95,492
Pemex Project Funding Master Trust 144A                                 6.625      4/4/2010                   180,000      230,626
Sara Lee Corp.                                                          6.125     7/27/2007                   125,000      163,746
Spain Government Bond                                                   4.250    10/31/2007                 1,760,000    2,213,456
Svenska Handelsbanken                                                   5.500      3/7/2011                   100,000      126,835
Teksid Aluminum SpA                                                    11.375     7/15/2011                    70,000       73,004
Telefonica Europe BV                                                    5.125     2/14/2013                   195,000      243,820
Telenet Communications NV 144A                                          9.000    12/15/2013                   275,000      333,412
ThyssenKrupp Finance Nederland BV                                       7.000     3/19/2009                   160,000      213,852
Transco PLC                                                             5.250     5/23/2006                   245,000      310,304
Tyco International Group SA                                             5.500    11/19/2008                   695,000      890,259
Valentia Telecommunications Ltd                                         7.250     8/15/2013                   230,000      290,064
Veolia Environnement                                                    5.875     6/27/2008                   185,000      241,644
West LB Covered Bank PLC 144A                                           4.000     3/25/2014                   450,000      526,842
                                                                                                                        ----------
                                                                                                                        37,198,019
                                                                                                                        ----------
TURKEY--0.3%
Turkey Government Bond(b)                                               0.000     8/24/2005         TRL       300,000      268,182
                                                                                                                        ----------
SINGAPORE--2.7%
Singapore Government                                                    5.625      7/1/2008         SGD     3,780,000    2,482,892
                                                                                                                        ----------
SOUTH AFRICA--0.1%
Repubic of South Africa                                                 5.250     5/16/2013         ZAR       110,000      130,349
                                                                                                                        ----------
UNITED KINGDOM--2.4%
Inco                                                                   15.750     7/15/2006         GBP       200,000      406,363
United Kingdom Gilt                                                     4.000      3/7/2009                 1,025,000    1,782,240
                                                                                                                        ----------
                                                                                                                         2,188,603
                                                                                                                        ----------
UNITED STATES--1.4%
Philip Morris Capital Corp.                                             4.000     5/31/2006         CHF     1,530,000    1,229,819
                                                                                                                        ----------
Total Foreign Denominated (Cost $45,101,522)                                                                            49,584,461
                                                                                                                        ----------
TOTAL BONDS AND NOTES (Cost $82,804,352)                                                                                87,253,147
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           VALUE
SECURITY                                                               RATE                                              (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS--0.2%                                                                          CONTRACT SIZE
                                                                                                 -------------
USD Put/JPY Call, Strike Price 105, 7/6/04 (USD)                                                    2,930,000          $       --
USD Put/EUR Call, Strike Price 1.30, 7/9/04 (USD)                                                   2,780,000                  278
USD Put/CAD Call, Strike Price 1.26, 7/13/04 (USD)                                                  3,250,000                   --
USD Put/AUD Call, Strike Price .7825, 7/23/04 (USD)                                                   250,000                   --
USD Put/JPY Call, Strike Price 105, 9/28/04 (USD)                                                   2,180,000               27,470
USD Put/ Eur Call, Strike Price 1.25, 11/18/04 (USD)                                                4,390,000               63,655
USD Put/CAD Call, Strike Price 1.34, 11/29/04 (USD)                                                 1,760,000               38,720
USD Put/ Eur Call, Strike Price 1.27, 11/29/04 (USD)                                                1,760,000               19,360
                                                                                                                       -----------
TOTAL PURCHASED OPTIONS (Cost $397,377)                                                                                    149,483
                                                                                                                       -----------
SHORT TERM INVESTMENTS--0.5%
INVESTMENT COMPANIES--0.5%                                                                        PAR VALUE
                                                                                                 -------------
Dreyfus Institutional Preferred Plus ((+)(+))                          1.000%               USD       432,077              432,077
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS--(Cost $432,077)                                                                              432,077
                                                                                                                       -----------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--14.4%
INVESTMENT COMPANIES--14.4%
Dreyfus Cash Management Plus Fund((+)(+)) (Cost $13,063,753)           1.000%                      13,063,753           13,063,753
                                                                                                                       -----------
TOTAL INVESTMENTS--111.2% (COST $96,697,559)                                                                           100,898,460
LIABILITIES IN EXCESS OF OTHER ASSETS--(11.2)%                                                                         (10,151,635)
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                     $90,746,825
                                                                                                                       -----------

----------------
NOTES TO SCHEDULE OF INVESTMENTS:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD--Australian Dollar
CAD--Canadian Dollar
CHF--Swiss Francs
DKK--Danish Krone
EUR--Euro
FLIRB--Front Loaded Interest Reduction Bond
GBP--British Pound
SGD--Singapore Dollar
TRL--Turkish Lira
ZAR--South African Rond
(a) Variable Rate Security; rate indicated is as if 6/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
*   Security, or a portion of thereof, was on loan at June 30, 2004.
+   Denotes all or part of security segregated as collateral.
++ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                PERCENTAGE
                                                                  OF NET
INDUSTRY SECTOR                                                   ASSETS
--------------------------------------------------------------------------------
Foreign Government                                                40.7%
Short Term Investments                                            14.9%
Financial                                                         12.7%
U.S. Government                                                   10.3%
Communications                                                     7.6%
Asset Backed                                                       5.4%
Utilities                                                          4.7%
Industrial                                                         4.2%
Consumer Noncyclical                                               3.4%
Basic Materials                                                    3.2%
Consumer Cyclical                                                  2.3%
Energy                                                             1.8%
                                                                 -----
                                                                 111.2%

                                                                PERCENTAGE
                                                                  OF NET
TOP TEN COUNTRIES                                                 ASSETS
--------------------------------------------------------------------------------
United States                                                     52.5%
Germany                                                           10.7%
France                                                             7.4%
Netherlands                                                        6.1%
United Kingdom                                                     5.9%
Australia                                                          5.4%
Italy                                                              4.1%
Singapore                                                          2.7%
Spain                                                              2.4%
Canada                                                             2.4%


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (Note 1A) (including securities on loan, valued at
$12,382,704 (Note 6))
    Unaffiliated issuers, at value (cost $83,201,729)                                                $ 87,402,630
    Affiliated issuers, at value (cost $13,495,830) (Note 1H)                                          13,495,830
  Cash                                                                                                     49,183
  Foreign currency (identified cost $748,517)                                                             753,208
  Receivable for investments sold                                                                       3,570,880
  Interest and dividends receivable                                                                     1,696,748
  Unrealized appreciation on forward currency exchange contracts                                           51,941
  Prepaid expenses                                                                                          8,489
                                                                                                     ------------

LIABILITIES
 Liability for securities on loan (Note 6)                                  $13,063,753
 Payable for securities purchased                                             2,771,221
 Options written, at value (Note 5) (premiums received $99,031)                  38,336
 Unrealized depreciation on forward foreign currency
        exchange contracts (Note 5)                                             335,080
 Accrued custody, accounting and administration fees (Note 2)                    14,221
 Accrued trustee fees and expenses (Note 2)                                       6,777
 Accrued expenses and other liabilities                                          52,696
                                                                            -----------
      Total liabilities                                                                                16,282,084
                                                                                                     ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                            $ 90,746,825
                                                                                                     ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
 Interest income (including foreign withholding tax of $13,051) (including
    securities lending income of $5,182 (Note 6))                                                             $  2,599,355

EXPENSES
 Investment advisory fee (Note 2)                                                         $   231,869
 Accounting and custody fees (Note 2)                                                          51,950
 Legal and audit fees                                                                          23,354
 Trustees' fees and expenses (Note 2)                                                          12,520
 Insurance expense                                                                              6,822
 Miscellaneous                                                                                    533
                                                                                          -----------
    Total expenses                                                                                                 327,048
                                                                                                              ------------
      Net investment income                                                                                      2,272,307
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                        1,524,970
    Foreign currency and forward foreign currency exchange contracts                        6,992,114
    Option transactions                                                                       273,431
                                                                                          -----------
      Net realized gain                                                                                          8,790,515
 Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                        (9,903,434)
                                                                                          -----------
    Change in net unrealized appreciation (depreciation)                                                        (9,903,434)
                                                                                                              ------------
      Net realized and unrealized loss                                                                          (1,112,919)
                                                                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $  1,159,388
                                                                                                              ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          PERIOD ENDED
                                                                                          JUNE 30, 2004         YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 30, 2003
                                                                                          -------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                                   $  2,272,307         $  5,997,419
  Net realized gains (loss)                                                                  8,790,515               (1,377)
  Change in net unrealized appreciation (depreciation)                                      (9,903,434)           3,796,094
                                                                                          ------------         ------------
  Net increase in net assets from investment operations                                      1,159,388            9,792,136
                                                                                          ------------         ------------
CAPITAL TRANSACTIONS
  Contributions                                                                              1,941,448           10,566,938
  Withdrawals                                                                              (65,926,424)         (31,376,618
                                                                                          ------------         ------------
  Net decrease in net assets from capital transactions                                     (63,984,976)         (20,809,680)
                                                                                          ------------         ------------
TOTAL DECREASE IN NET ASSETS                                                               (62,825,588)         (11,017,544)
NET ASSETS
  At beginning of period                                                                   153,572,413          164,589,957
                                                                                          ------------         ------------
  At end of period                                                                        $ 90,746,825         $153,572,413
                                                                                          ============         ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 1998      --------------------------------------------------------------
                                                     (UNAUDITED)         2003        2002        2001(A)        2000         1999
                                                  ----------------    ---------   ----------    ---------    ---------    ----------
TOTAL RETURN+                                         0.44%(b)            6.40%        6.98%        4.54%        9.82%       (0.62)%
RATIOS:
   Expenses (to average daily net assets)             0.57%++             0.63%        0.56%        0.53%        0.53%        0.52%
   Net Investment Income
     (to average daily net assets)                    3.94%++             3.75%        4.47%        4.49%        5.61%        6.33%
   Portfolio Turnover                                   81%(b)             222%         205%         251%         236%         172%
   Net Assets, End of Year (000's omitted)         $90,747            $153,572     $164,590     $364,068     $375,348     $379,604

------------------------------------

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 4.53% to 4.49%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Not annualized.
+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
++  Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets.

     At June 30, 2004 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually required or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $51,950 during the period ended June 30, 2004 and was owed $14,221 as of June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended June 30, 2004 were as follows:

                                                     PURCHASES         SALES
                                                    -----------    ------------
     U.S. Government Securities                     $21,830,765    $ 14,712,429
                                                    ===========    ============
     Investments (non-U.S.Government Securities)    $70,752,507    $125,277,067
                                                    ===========    ============

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal tax basis, were as follows:

     Aggregate Cost                                               $82,839,051
                                                                  ===========
     Gross unrealized appreciation                                  5,397,118
     Gross unrealized depreciation                                 (1,192,216)
                                                                  -----------
     Net unrealized appreciation                                  $ 4,204,902
                                                                  ===========

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     A summary of the written currency options for the period ended June 30, 2004 is as follows:

                                                       NUMBER OF
     WRITTEN CURRENCY OPTION TRANSACTIONS              CONTRACTS      PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                       3         $ 69,112
     Options written                                       10          178,589
     Options expired                                       (3)         (52,541)
     Options closed                                        (4)         (96,129)
                                                       --------       --------
     Outstanding, end of period                             6         $ 99,031
                                                       ========       ========

     At June 30, 2004, the Portfolio held the following written currency option contracts:

                                                        NUMBER OF
     SECURITY                                           CONTRACTS       VALUE
     ---------------------------------------------------------------------------
     USD PUT EUR CALL, Strike Price 1.37, 7/09/04           1               --
     USD PUT AUD CALL, Strike Price 0.82, 7/23/04           1               --
     USD PUT JPY CALL, Strike Price 100, 9/28/04            1          $ 9,152
     USD PUT EUR CALL, Strike Price 1.32, 11/18/04          1           14,048
     USD PUT EUR CALL, Strike Price 1.27, 11/29/04          1            9,856
     USD PUT EUR CALL, Strike Price 1.34, 11/29/04          1            5,280
                                                                       -------
     Total (premiums received $99,031)                                 $38,336
                                                                       =======

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO RECEIVE                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT       GAIN/(LOSS)
     ----------------------------------------------------------------------------------------------------------------------------
     Euro                                 120,000       9/15/2004       $  146,034      $  144,911          $ 1,123
     British Pound Sterling               991,491        7/1/2004        1,802,268       1,803,523           (1,255)
     Swedish Krona                     22,500,000       9/15/2004        2,989,276       2,993,613           (4,337)
                                                                        ----------      ----------          -------
     TOTAL                                                              $4,937,578      $4,942,047          $(4,469)
                                                                        ==========      ==========          =======

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO DELIVER                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT       GAIN/(LOSS)
     ----------------------------------------------------------------------------------------------------------------------------
     Australian Dollar                  6,960,000        9/15/2004      4,806,334        4,844,820         $  38,486
     Canadian Dollar                      620,000        9/15/2004        464,073          457,227            (6,846)
     Swiss Franc                        1,610,000        9/15/2004      1,290,755        1,288,000            (2,755)
     Danish Krone                       9,820,000        9/15/2004      1,608,309        1,593,638           (14,671)
     Euro                              31,258,000        9/15/2004     38,039,516       37,764,798          (274,718)
     British Pound Sterling             1,000,000        9/15/2004      1,805,121        1,806,950             1,829
     Swedish Krona                     24,818,500         7/1/2004      3,301,359        3,306,047             4,688
     Swedish Krona                     22,500,000        9/15/2004      2,989,276        2,967,359           (21,917)
     Singapore Dollar                   4,320,000        9/15/2004      2,519,024        2,524,839             5,815
                                                                      -----------      -----------         ---------
     Total                                                            $56,823,767      $56,553,678         $(270,089)
                                                                      ===========      ===========         =========


     FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                                            IN                           CONTRACT         UNREALIZED
     CONTRACTS TO DELIVER             MARKET VALUE     EXHANCGE FOR        VALUE        VALUE DATE          (LOSS)
     ----------------------------------------------------------------------------------------------------------------------------
     Euro                              $1,655,264     Swedish Krona     $1,646,683       9/2/2004          $(8,581)
                                       ----------                       ----------                         -------

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held no financial futures contracts.

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Portfolio held no open swap contracts.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $5,182 of security lending income. At June 30, 2004, the Portfolio had $12,382,704 worth of securities on loan.

     See the Schedule of Investments for securities out on loan.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     See the Schedule of Investments for outstanding delayed delivery transactions.

8)   LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $428 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                          PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE         OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee           Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                       11/3/1986         and Chief Executive
260 Charles Street                                                  Officer, Decision
Waltham, MA 02453                                                   Resources, Inc.
9/30/40

Caleb Loring III                 Trustee           Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                        11/3/1986        Associates (family
P.O. Box  181                                                       investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee           Trustee since    William Joseph Maier,         29              None
c/o Harvard University                             9/13/1986        Professor of Political
Cambridge, MA 02138                                                 Economy, Harvard
8/5/44                                                              University

John H. Hewitt                   Trustee           Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                      11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35


INTERESTED TRUSTEES

                                                                                                  NUMBER OF
                                                                          PRINCIPAL             PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE        OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF         DURING PAST             OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED            5 YEARS                 OFFICER          OFFICER
----------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President        Since 2003     Senior Vice President            29              None
Mellon Institutional            and Chief                           and Chief Operating
Asset Management            Executive Officer                       Officer, Mellon Institutional
One Boston Place                                                    Asset Management;
Boston, MA 02108                                                    formerly Vice President
7/24/65                                                             and Chief Financial Officer,
                                                                    Mellon Institutional
                                                                    Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                          PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED            5 YEARS              OFFICER          OFFICER
---------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President        Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                         and Head of Operations
Asset Management                                                    Mellon Institutional Asset
One Boston Place                                                    Management, formerly
Boston, MA 02108                                                    First Vice President,
2/20/61                                                             Mellon Institutional Asset
                                                                    Management and Mellon
                                                                    Global Investments

Steven M. Anderson           Vice President        Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer        since 1999;      Funds Controller, Mellon
Asset Management                                   Treasurer since  Institutional Asset
One Boston Place                                   2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice        Since 1996       Vice President and            29              None
Mellon Institutional            President                           Manager, Mutual Funds
Asset Management                                                    Operations, Mellon
One Boston Place                                                    Institutional Asset
Boston, MA 02108                                                    Management
8/19/51

Cara E. Hultgren,            Assistant Vice        Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                           Fund Operations since
Asset Management                                                    1999; Shareholder
One Boston Place                                                    Representative, Mellon
Boston, MA 02108                                                    Institutional Asset
1/19/71                                                             Management

                                               [MELLON INSTITUTIONAL FUNDS LOGO]


                                               One Boston Place
                                               Boston, MA 02108-4408
                                               800.221.4795
                                               www.melloninstitutionalfunds.com

                                                                     0934SA0604

                                               [MELLON INSTITUTIONAL FUNDS LOGO]



Financial Statements               STANDISH MELLON
                                   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon High Yield Bond Portfolio ("Portfolio"), at value (Note 1A)                        $57,198,033
  Receivable for Fund shares sold                                                                                           73
  Prepaid expenses                                                                                                      13,482
                                                                                                                   -----------
    Total assets                                                                                                    57,211,588
LIABILITIES
 Payable for Fund shares redeemed                                                               $392,016
 Accrued transfer agent fees (Note 2)                                                              1,609
 Accrued expenses and other liabilities                                                            3,157
                                                                                                --------
    Total liabilities                                                                                                  396,782
                                                                                                                   -----------
NET ASSETS                                                                                                         $56,814,806
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $66,642,340
  Accumulated net realized loss                                                                                   (10,660,244)
  Undistributed net investment income                                                                                  127,946
  Net unrealized appreciation                                                                                          704,764
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $56,814,806
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,598,587
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     15.79
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                                        $ 2,204,226
  Dividend income allocated from Portfolio                                                                              8,530
  Expenses allocated from Portfolio                                                                                  (139,331)
                                                                                                                  -----------
    Net investment income allocated from Portfolio                                                                  2,073,425

EXPENSES
 Transfer agent fees (Note 2)                                                                    $ 3,419
 Registration fees                                                                                 9,448
 Legal and audit services                                                                         11,737
 Trustees' fees and expenses (Note 2)                                                                994
 Insurance expense                                                                                   480
 Miscellaneous                                                                                     6,213
                                                                                                 -------
    Total expenses                                                                                32,291

DEDUCT:
 Reimbursement of Fund operating expenses (Note 2)                                               (32,291)
                                                                                                 -------
 Net expenses                                                                                                              --
                                                                                                                  -----------
 Net investment income                                                                                              2,073,425
                                                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
 Investment transactions                                                                                            1,009,811
 Change in unrealized appreciation
  (depreciation) allocated from Portfolio                                                                          (2,830,243)
                                                                                                                  -----------
     Net realized and unrealized loss on investments                                                               (1,820,432)
                                                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $   252,993
                                                                                                                  ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          PERIOD ENDED
                                                                                         JUNE 30, 2004         YEAR ENDED
                                                                                          (UNAUDITED)      DECEMBER 30, 2003
                                                                                         -------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                   $ 2,073,425        $  4,069,056
  Net realized gains                                                                        1,009,811           1,480,913
  Change in net unrealized appreciation                                                    (2,830,243)          4,617,621
                                                                                          -----------        ------------
  Net increase in net assets from investment operations                                       252,993          10,167,590
                                                                                          -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                               (1,775,827)         (4,091,517)
                                                                                          -----------        ------------
  Total distributions to shareholders                                                      (1,775,827)         (4,091,517)
                                                                                          -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                          5,173,783          13,539,738
  Value of shares issued to shareholders in payment of distributions declared               1,609,719           3,716,831
  Cost of shares redeemed                                                                  (5,481,936)        (10,355,582)
                                                                                          -----------        ------------
  Net increase in net assets from Fund share transactions                                   1,301,566           6,900,987
                                                                                          -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      (221,268)         12,977,060
NET ASSETS
  At beginning of period                                                                   57,036,074          44,059,014
                                                                                          -----------        ------------
  At end of period (including undistributed net investment income of
    $127,946 and distributions in excess of net investment income of $169,652)            $56,814,806        $ 57,036,074
                                                                                          ===========        ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     PERIOD ENDED                       YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004     ----------------------------------------------------------
                                                     (UNAUDITED)       2003         2002       2001(A)        2000         1999
                                                    -------------     ------      -------      -------      -------      -------
Net Asset Value, Beginning of Period                   $ 16.19        $14.34      $ 14.88      $ 15.88      $ 17.39      $ 19.02
                                                       -------        ------      -------      -------      -------      -------
From Investment Operations:
   Net investment income(*) (1)                           0.59          1.21         1.26         1.40         1.64         1.84
   Net realized and unrealized gains
        (loss) on investments                            (0.49)         1.85        (0.59)       (1.18)       (1.19)       (1.45)
                                                       -------        ------      -------      -------      -------      -------
Total from investment operations                          0.10          3.06         0.67         0.22         0.45         0.39
                                                       -------        ------      -------      -------      -------      -------
Less Distributions to Shareholders:
   From net investment income                            (0.50)        (1.21)       (1.21)       (1.21)       (1.93)       (2.00)
   From net realized gains on investments                   --            --           --        (0.01)       (0.03)       (0.02)
                                                       -------        ------      -------      -------      -------      -------
Total distributions to shareholders                      (0.50)        (1.21)       (1.21)       (1.22)       (1.96)       (2.02)
                                                       -------        ------      -------      -------      -------      -------
Net Asset Value, End of Year                           $ 15.79        $16.19      $ 14.34      $ 14.88      $ 15.88      $ 17.39
                                                       =======        ======      =======      =======      =======      =======
Total Return(+)                                           0.67%++      21.76%        4.70%        1.52%        2.84%        2.20%
Ratios/Supplemental data:
   Expenses (to average daily net assets)(*(2))           0.49%+++      0.50%        0.50%        0.50%        0.37%        0.00%
   Net Investment Income
        (to average daily net assets)(*)                  7.34%+++      7.79%        8.68%        8.86%       10.41%        9.87%
   Net Assets, End of Period (000's omitted)           $56,815        $57,036     $44,059      $46,302      $31,807      $31,138

--------------

* For the periods indicated, the investment advisor voluntarily agreed not t impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share(1)                 $  0.56        $  1.13     $  1.21      $  1.33      $  1.64      $  1.64
    Ratios (to average daily net assets):
    Expenses                                              0.82%+++       1.00%       1.01%        0.97%        1.11%        1.08%
    Net investment income                                 7.01%+++       7.29%       8.17%        8.39%        9.67%        8.79%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05 and decrease the ratio of net investment income to average net assets from 9.20% to 8.86%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Mellon High Yield Bond Portfolio's allocated expenses.
+   Total return would have been lower in the absence of expense waivers.
++  Not annualized.
+++ Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the Fund) is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (the Portfolio), a subtrust of the Mellon Institutional Funds Master Portfolio ( the Portfolio Trust), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, non-taxable dividends, capital loss carryforwards, post-October losses, losses deferred due to wash sales and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC (Standish Mellon), or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily reimbursed the Fund for $32,291 of its operating expenses.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus which is an affiliate of Standish Mellon, to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $1,775 during the period ended June 30, 2004 and $1,609 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, disclosed in the Fund's prospectus, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended June 30, 2004, the Fund did receive any redemption fees.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended June 30, 2004 aggregated $6,780,854 and $6,914,377, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                           PERIOD ENDED
                                                          JUNE 30, 2004            YEAR ENDED
                                                           (UNAUDITED)         DECEMBER 31, 2003
                                                          -------------        -----------------
     Shares sold                                              324,006               883,066
     Shares issued to shareholders in payment
          of distributions declared                           100,786               235,981
     Shares redeemed                                         (348,707)             (668,446)
                                                             --------              --------
     Net increase                                              76,085               450,601
                                                             ========              ========

     At June 30, 2004, two shareholders of record held approximately 60% and 13% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                                 RATE       MATURITY                   VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.4%
CONVERTIBLE CORPORATE BONDS -- 0.3%
Centerpoint Energy, Inc. 144A CVT                                        2.875%      1/15/24             USD   75,000   $    79,31
Royal Caribbean Cruises Step Up Notes CVT (a)                            0.000       5/18/21                   50,000       35,000
Xcel Energy, Inc. 144A CVT                                               7.500      11/21/07                   40,000       59,650
                                                                                                                        ----------
Total Convertible Corporate Bonds (Cost $ 138,845)                                                                         173,963
                                                                                                                        ----------
CORPORATE -- 77.4%
BASIC MATERIALS -- 7.3%
Airgas, Inc. 144A                                                        6.250       7/15/14                   35,000       33,513
Boise Cascade Corp.                                                      6.500       11/1/10                  110,000      111,925
Earle M Jorgenson Co.                                                    9.750        6/1/12                  100,000      109,500
Earle M Jorgenson Co.                                                   10.125        9/1/08                  140,000      153,300
Equistar Chemicals LP/Equistar Funding Corp. (*)                        10.625        5/1/11                  160,000      177,600
Freeport-McMoRan Copper & Gold, Inc. (*)                                10.125        2/1/10                  175,000      193,375
Freeport-McMoRan Copper & Gold, Inc.                                     6.875        2/1/14                  115,000      105,225
Georgia Pacific Corp. 144A                                               8.000       1/15/24                  230,000      230,000
Georgia-Pacific Corp.                                                    7.375       7/15/08                  440,000      468,600
Georgia-Pacific Corp.                                                    8.875        2/1/10                  460,000      520,950
International Steel Group, Inc. 144A                                     6.500       4/15/14                  225,000      210,938
Kansas City Southern Railway                                             7.500       6/15/09                  250,000      250,000
Lyondell Chemical Co. (*)                                                9.625        5/1/07                  310,000      323,950
Nalco Co. 144A                                                           8.875      11/15/13                  500,000      523,750
Steel Dynamics, Inc. (*)                                                 9.500       3/15/09                  325,000      359,125
United States Steel Corp.                                                9.750       5/15/10                  109,000      120,718
Westlake Chemical Corp.                                                  8.750       7/15/11                  235,000      254,975
                                                                                                                        ----------
                                                                                                                         4,147,444
                                                                                                                        ----------
COMMUNICATIONS -- 12.9%
ACC Escrow Corp.                                                        10.000        8/1/11                   70,000       60,375
American Media Operation, Inc.                                          10.250        5/1/09                  135,000      140,063
American Tower Corp.(*)                                                  9.375        2/1/09                  160,000      170,800
Block Communications, Inc.                                               9.250       4/15/09                  400,000      420,000
Cablevision Systems Corp. 144A (b)                                       5.670        4/1/09                  325,000      333,125
CBD Media, Inc.                                                          8.625        6/1/11                  350,000      368,375
Crown Castle International Corp. (*)                                     7.500       12/1/13                  140,000      139,300
CSC Holdings, Inc.                                                       8.125       8/15/09                  200,000      208,000
Dex Media West LLC/Dex Media Finance Co.                                 8.500       8/15/10                   80,000       87,200
Dex Media West LLC/Dex Media Finance Co.                                 9.875       8/15/13                   80,000       87,800
Dex Media, Inc. 144 (*)                                                  8.000      11/15/13                   90,000       86,400
DirecTV Holdings LLC                                                     8.375       3/15/13                  275,000      304,219
Dobson Communications Corp. (*)                                          8.875       10/1/13                  160,000      121,600
Echostar DBS Corp.                                                       5.750       10/1/08                  649,000      640,076


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                  RATE      MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS (CONTINUED)
Echostar DBS Corp.                                                       9.125%      1/15/09            USD   146,000   $  160,053
Entercom Radio LLC/Entercom Capital, Inc.                                7.625        3/1/14                   50,000       51,688
Entravision Communications Corp.                                         8.125       3/15/09                  420,000      433,125
MCI, Inc.                                                                5.908        5/1/07                  183,000      177,510
MCI, Inc.                                                                6.688        5/1/09                  183,000      169,275
MCI, Inc. (*)                                                            7.735        5/1/14                  157,000      140,515
Nextel Communications, Inc. (*)                                          6.875      10/31/13                  405,000      401,456
Qwest Capital Funding, Inc.                                              6.500      11/15/18                  685,000      506,900
Qwest Communications International 144A (b)                              4.750       2/15/09                  200,000      187,000
Qwest Services Corp. 144A (*)                                           13.500      12/15/07                  145,000      165,300
Radio One, Inc.                                                          8.875        7/1/11                   60,000       65,475
RH Donnelley Finance Corp. I 144A                                        8.875      12/15/10                  220,000      241,450
RH Donnelley Finance Corp. I 144A                                       10.875      12/15/12                  320,000      371,200
Rural Cellular Corp.                                                     8.250       3/15/12                   85,000       86,913
Salem Communications Corp.                                               7.750      12/15/10                  390,000      398,288
Sinclair Broadcast Group, Inc.                                           4.875       7/15/18                   80,000       73,800
Spanish Broadcasting System                                              9.625       11/1/09                  190,000      200,450
UbiquiTel Operating Co. (*)                                              9.875        3/1/11                  170,000      170,000
US Unwired, Inc. 144A (b) (*)                                            5.791       6/15/10                  200,000      202,750
                                                                                                                        ----------
                                                                                                                         7,370,481
                                                                                                                        ----------
CONSUMER CYCLICAL -- 18.9%
Advanced Accessory Systems LLC                                          10.750       6/15/11                  260,000      252,200
AMC Entertainment, Inc. 144A(*)                                          8.000        3/1/14                  200,000      191,000
American Casino & Entertainment Properties LLC 144A                      7.850        2/1/12                   70,000       71,050
Amerigas Partners LP/Amerigas Eagle Finance Corp.                        8.875       5/20/11                  200,000      213,000
Ameristar Casinos, Inc.                                                 10.750       2/15/09                  500,000      570,000
Argosy Gaming Co.(*)                                                     7.000       1/15/14                  800,000      780,000
Carmike Cinemas, Inc. 144A (*)                                           7.500       2/15/14                  265,000      253,075
Chumash Casino & Resort Enterprise 144A                                  9.000       7/15/10                  515,000      558,775
Cinemark USA, Inc.                                                       9.000        2/1/13                  135,000      147,319
Coast Hotels & Casinos, Inc.                                             9.500        4/1/09                  285,000      299,250
Domino's, Inc.                                                           8.250        7/1/11                  155,000      164,300
DR Horton, Inc.                                                          8.500       4/15/12                   50,000       55,250
Friendly Ice Cream Corp. 144A                                            8.375       6/15/12                   35,000       33,950
INVISTA 144A                                                             9.250        5/1/12                  160,000      160,800
Isle of Capri Casinos, Inc. 144A                                         7.000        3/1/14                  545,000      505,488
John Q Hammons Hotels Finance Corp. III                                  8.875       5/15/12                  350,000      379,750
Keystone Automotive Operations, Inc. 144A                                9.750       11/1/13                  105,000      112,350
Mohegan Tribal Gaming Authority                                          8.125        1/1/06                  200,000      211,000
Mohegan Tribal Gaming Authority                                          8.375        7/1/11                  670,000      723,600
National Waterworks, Inc.                                               10.500       12/1/12                   90,000       99,900

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR          VALUE
SECURITY                                                                  RATE      MATURITY                   VALUE       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Norcraft Co LP/Norcraft Finance Corp. 144A                               9.000%      11/1/11            USD    50,000  $     52,75
Pinnacle Entertainment, Inc. (*)                                         8.750       10/1/13                  170,000      168,725
Rite Aid Corp. (*)                                                      12.500       9/15/06                  570,000      645,525
Rite Aid Corp.                                                           8.125        5/1/10                  310,000      326,275
Rite Aid Corp.                                                           9.500       2/15/11                  135,000      148,838
Royal Caribbean Cruises Ltd.                                             8.000       5/15/10                  150,000      161,625
Royal Caribbean Cruises Ltd. (*)                                         8.750        2/2/11                1,000,000    1,107,500
Royal Caribbean Cruises Ltd.                                             7.500      10/15/27                  325,000      303,875
Russell Corp.                                                            9.250        5/1/10                  187,000      198,688
Six Flags, Inc. (*)                                                      9.500        2/1/09                  270,000      277,425
Speedway Motorsports, Inc.                                               6.750        6/1/13                  395,000      398,950
Speedway Motorsports, Inc. 144A                                          6.750        6/1/13                  225,000      225,000
Station Casinos, Inc.                                                    6.500        2/1/14                  325,000      312,813
True Temper Sports, Inc.                                                 8.375       9/15/11                  100,000      100,000
TRW Automotive, Inc.                                                     9.375       2/15/13                  277,000      312,318
Turning Stone Casino Resort Enterprise                                   9.125      12/15/10                  250,000      261,250
                                                                                                                       -----------
                                                                                                                        10,783,614
                                                                                                                       -----------
CONSUMER NONCYCLICAL -- 6.9%
Altria Group, Inc.                                                       7.000       11/4/13                  135,000      137,474
Chattem, Inc.                                                            7.000        3/1/14                  215,000      206,400
Chattem, Inc. (b)                                                        4.310        3/1/10                   75,000       76,875
Constellation Brands, Inc.                                               8.000       2/15/08                  130,000      139,750
Corn Products International, Inc.                                        8.250       7/15/07                  145,000      157,869
Corrections Corp Of America                                              7.500        5/1/11                   60,000       60,600
Del Monte Corp.                                                          8.625      12/15/12                  505,000      544,138
Elizabeth Arden, Inc. 144A (*)                                           7.750       1/15/14                   55,000       55,963
Great Lakes Dredge & Dock                                                7.750      12/15/13                  150,000      126,750
HCA, Inc.                                                                8.850        1/1/07                  175,000      191,586
Ingles Markets, Inc.                                                     8.875       12/1/11                  150,000      154,125
Kinetic Concepts, Inc.                                                   7.375       5/15/13                   94,000       98,230
Marsh Supermarkets, Inc.                                                 8.875        8/1/07                   95,000       95,000
Medex, Inc.                                                              8.875       5/15/13                   35,000       36,925
NeighborCare, Inc. 144A                                                  6.875      11/15/13                   40,000       42,400
Pathmark Stores, Inc. (*)                                                8.750        2/1/12                  270,000      270,000
Pinnacle Foods Holding Corp. 144A                                        8.250       12/1/13                  315,000      303,975
RJ Reynolds Tobacco Holdings, Inc. (*)                                   7.750       5/15/06                  135,000      140,400
Scotts Co.                                                               6.625      11/15/13                   85,000       85,000
Smithfield Foods, Inc.                                                   7.750       5/15/13                  160,000      168,000
Standard Commercial Corp. 144A (*)                                       8.000       4/15/12                   75,000       73,500
Stater Brothers Holdings 144A                                            4.969       6/15/10                  200,000      203,250
Stater Brothers Holdings 144A                                            8.125       6/15/12                  595,000      597,231
                                                                                                                       -----------
                                                                                                                         3,965,441
                                                                                                                       -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                  RATE      MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY -- 9.1%
ANR Pipeline Co.                                                         7.375%      2/15/24            USD   225,000    $ 209,250
ANR Pipeline Co.                                                         7.000        6/1/25                   35,000       35,525
Chesapeake Energy Corp.                                                  8.125        4/1/11                  275,000      297,000
Citgo Petroleum Corp.                                                   11.375        2/1/11                  410,000      475,600
Dynegy Holdings, Inc. 144A                                               9.875       7/15/10                  485,000      521,375
El Paso Natural Gas Co.                                                  8.625       1/15/22                  275,000      268,125
El Paso Natural Gas Co.                                                  8.375       6/15/32                  140,000      133,700
El Paso Production Holding Co.                                           7.750        6/1/13                  160,000      146,800
Houston Exploration Co.                                                  7.000       6/15/13                  150,000      150,750
Newfield Exploration Co.                                                 8.375       8/15/12                  170,000      184,450
Northwest Pipeline Corp.                                                 6.625       12/1/07                  525,000      540,750
Peabody Energy Corp. (*)                                                 6.875       3/15/13                  125,000      126,563
Pogo Producing Co.                                                       8.250       4/15/11                   55,000       60,225
Premcor Refining Group, Inc.                                             9.500        2/1/13                  195,000      224,738
Southern Natural Gas Co. (*)                                             8.875       3/15/10                   50,000       54,625
Southern Natural Gas Co.                                                 7.350       2/15/31                  350,000      313,250
Tennessee Gas Pipeline Co.                                               8.375       6/15/32                  175,000      170,625
Tesoro Petroleum Corp. (*)                                               8.000       4/15/08                   65,000       69,550
Transcontinental Gas Pipe Line Corp.                                     8.875       7/15/12                  325,000      367,250
Williams Cos, Inc.                                                       8.625        6/1/10                   75,000       82,500
Williams Cos, Inc. (*)                                                   7.125        9/1/11                  225,000      228,375
Williams Cos, Inc.                                                       7.875        9/1/21                  475,000      457,188
Williams Cos, Inc.                                                       7.750       6/15/31                  115,000      105,225
                                                                                                                        ----------
                                                                                                                         5,223,439
                                                                                                                        ----------
FINANCIAL -- 6.0%
Alamosa Delaware, Inc. 144A(*)                                           8.500       1/31/12                  160,000      156,800
Arch Western Finance LLC 144a                                            6.750        7/1/13                   80,000       80,000
Banco Nacional de Desenvolvimento Economic                               9.622       6/16/08                   45,000       45,675
BF Saul Reit                                                             7.500        3/1/14                  300,000      297,000
Chevy Chase Bank FSB                                                     6.875       12/1/13                  795,000      795,000
Couche-Tard                                                              7.500      12/15/13                  100,000      100,000
Felcor Lodging LP (*)                                                    9.500       9/15/08                   46,000       48,530
Felcor Lodging LP 144A (b)                                               5.784        6/1/11                  160,000      160,800
Host Marriott LP                                                         8.375       2/15/06                  115,000      121,325
Host Marriott LP 144A                                                    3.250       4/15/24                  130,000      122,850
KRATON Polymers LLC/Capital Corp. 144A                                   8.125       1/15/14                   20,000       20,200
Leucadia National Corp.                                                  7.000       8/15/13                  420,000      415,354
Leucadia National Corp.                                                  3.750       4/15/14                  125,000      123,750
Meristar Hospitality Corp.                                               9.500        4/1/10                  175,000      217,219
Meristar Hospitality Corp. (*)                                           9.000       1/15/08                  275,000      277,750
Meristar Hospitality Operating Partnership LP (*)                       10.500       6/15/09                  190,000      202,350



   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                 RATE       MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
PX Escrow Corp.                                                          9.625%       2/1/06            USD   400,000   $  248,000
                                                                                                                        __________
                                                                                                                         3,432,603
                                                                                                                        __________
INDUSTRIAL -- 8.7%
Alliant Techsystems, Inc.                                                8.500       5/15/11                  105,000      113,400
Alliant Techsystems, Inc. 144A                                           2.750       2/15/24                   45,000       47,475
Allied Waste North America                                               8.875        4/1/08                  275,000      301,125
Allied Waste North America                                               8.500       12/1/08                  150,000      164,063
Allied Waste North America                                               7.875       4/15/13                  215,000      224,675
Ball Corp.                                                               6.875      12/15/12                   30,000       30,450
Berry Plastics Corp.                                                    10.750       7/15/12                   70,000       77,700
Browning-Ferris Industries, Inc.                                         9.250        5/1/21                  360,000      388,800
Communications & Power Industries, Inc.                                  8.000        2/1/12                   35,000       35,000
Consolidated Communications Illinois 144A                                9.750        4/1/12                  245,000      248,675
Crown Cork & Seal Co, Inc.                                               8.000       4/15/23                  270,000      234,900
Crown Cork & Seal Co, Inc.                                               7.375      12/15/26                  720,000      597,600
Esterline Technologies Corp.                                             7.750       6/15/13                  120,000      123,600
K&F Industries, Inc.                                                     9.625      12/15/10                   65,000       71,256
L-3 Communications Corp.                                                 6.125       7/15/13                  250,000      241,250
Owens-Brockway (*)                                                       7.750       5/15/11                  155,000      161,200
Owens-Illinois, Inc. (*)                                                 7.500       5/15/10                  290,000      284,200
Silgan Holdings, Inc.                                                    6.750      11/15/13                  110,000      106,700
Solo Cup Co. (*)                                                         8.500       2/15/14                   70,000       65,100
SPX Corp.                                                                6.250       6/15/11                   80,000       77,800
SPX Corp. (*)                                                            7.500        1/1/13                  175,000      179,375
Stone Container Corp.                                                    8.375        7/1/12                  360,000      376,200
Texas Industries, Inc.                                                  10.250       6/15/11                  235,000      262,025
Trinity Industries, Inc. 144A                                            6.500       3/15/14                  595,000      544,425
                                                                                                                        ----------
                                                                                                                         4,956,994
                                                                                                                        ----------
UTILITIES - 7.6%
AES Corp.(*)                                                             8.500       11/1/07                  135,000      138,375
AES Corp.(*)                                                             8.875       2/15/11                  100,000      103,750
AES Corp. 144A                                                          10.000       7/15/05                  313,703      320,762
AES Corp. 144A                                                           8.750       5/15/13                  635,000      680,244
CMS Energy Corp.                                                         9.875      10/15/07                  400,000      431,000
CMS Energy Corp. 144A                                                    7.750        8/1/10                  150,000      149,250
CMS Energy Corp. (*)                                                     8.500       4/15/11                   95,000       96,900
DPL, Inc. (*)                                                            6.875        9/1/11                  330,000      332,475
FirstEnergy Corp.                                                        6.450      11/15/11                  635,000      658,342
FPL Energy Wind Funding LLC 144A                                         6.876       6/27/17                  132,440      129,791
Ipalco Enterprises, Inc.                                                 7.375      11/14/08                  310,000      336,350


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                 RATE       MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Monongahela Power Co. 144A                                               6.700%      6/15/14           USD    110,000  $   111,050
MSW Energy Holdings II LLC 144A                                          7.375        9/1/10                  325,000      323,375
Nevada Power Co. 144A                                                    6.500       4/15/12                  135,000      128,250
NRG Energy, Inc. 144A                                                    8.000      12/15/13                  125,000      126,250
Reliant Energy, Inc. (*)                                                 9.250       7/15/10                   80,000       85,400
TECO Energy, Inc.(*)                                                     7.500       6/15/10                   70,000       70,700
Westar Energy, Inc.                                                      7.875        5/1/07                  125,000      137,594
                                                                                                                       -----------
                                                                                                                         4,359,858
                                                                                                                       -----------
Total Corporate Bonds (Cost $ 43,250,070)                                                                               44,239,874
                                                                                                                       -----------
MUNICIPAL OBLIGATIONS -- 0.1%
South Carolina Tobacco Settlement Authority (Cost $80,155)               6.000       5/15/22                   90,000       80,447
                                                                                                                       -----------
SOVEREIGN BONDS -- 1.6%
Dominican Republic 144A                                                  9.500       9/27/06                   70,000       47,600
Republic of Argentina                                                   12.250       6/19/18                   53,063       14,194
Republic of Argentina                                                    6.000       3/31/23                   65,000       32,988
Republic of Brazil                                                       2.063       4/15/06                   17,600       17,292
Republic of Brazil (b)                                                   7.309       6/29/09                   70,000       70,000
Republic of Brazil                                                       2.125       4/15/12                   32,941       27,753
Republic of Brazil                                                      11.000       8/17/40                   45,000       42,120
Republic of Ecuador                                                      7.000       8/15/30                   40,000       27,400
Republic of El Salvador                                                  8.250       4/10/32                   65,000       60,288
Republic of Panama                                                       8.875       9/30/27                   35,000       33,950
Republic of Peru FLIRB (b)                                               4.500        3/7/17                   25,000       20,250
Republic of Peru PDI (b)                                                 5.000        3/7/17                   59,150       50,425
Republic of Philippines                                                  8.375       2/15/11                   27,000       26,764
Republic of Philippines                                                 10.625       3/16/25                    5,000        5,175
Republic of Turkey                                                      11.750       6/15/10                   15,000       16,838
Republic of Turkey                                                       9.000       6/30/11                   35,000       35,088
Republic of Turkey                                                      11.500       1/23/12                   35,000       39,200
Republic of Uruguay                                                      7.500       3/15/15                   88,000       64,680
Republic of Venezuela (*)                                                5.375        8/7/10                   75,000       59,438
Republic of Venezuela                                                    2.150       4/20/11                   40,000       30,900
Russian Federation                                                       5.000       3/31/30                   95,000       86,806
                                                                                                                       -----------
Total Sovereign Bonds (Cost $845,547)                                                                                      809,149
                                                                                                                       -----------
YANKEE BONDS -- 6.1%
Abitibi-Consolidated, Inc.                                               8.550        8/1/10                  225,000      237,247
AES Gener SA                                                             7.500       3/25/14                  325,000      307,125
BCP Caylux Holdings Luxembourg SCA(*)                                    9.625       6/15/14                  260,000      269,425

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                  RATE      MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Crown European Holdings SA                                               9.500%       3/1/11            USD   400,000   $  436,000
GT Group Telecom, Inc. Senior Step Up Notes (*) (a)                      0.000        2/1/10                  925,000           93
JSG Funding PLC                                                          9.625       10/1/12                  150,000      164,250
Norampac, Inc.(*)                                                        6.750        6/1/13                   80,000       78,400
Petroleum Geo-Services ASA (*)                                          10.000       11/5/10                  260,000      269,100
Quebecor Media, Inc.                                                    11.125       7/15/11                  150,000      171,188
Rogers Cable, Inc.                                                       6.250       6/15/13                  315,000      296,548
Russel Metals, Inc.                                                      6.375        3/1/14                   70,000       65,625
Salomon Brothers AF for OAO Siberian Oil Co.                            10.750       1/15/09                   40,000       41,200
Stena AB                                                                 9.625       12/1/12                   70,000       77,700
Stena AB                                                                 7.500       11/1/13                   70,000       69,213
Tyco International Group SA (*)                                          6.125       1/15/09                  500,000      530,823
Tyco International Group SA                                              6.375      10/15/11                  275,000      292,540
Tyco International Group SA 144A                                         3.125       1/15/23                  120,000      194,250
                                                                                                                        ----------
Total Yankee Bonds (Cost $ 3,934,916)                                                                                    3,500,727
                                                                                                                        ----------
NON-AGENCY -- 1.0%
PASS THRU SECURITIES -- 1.0%
Continental Airlines, Inc. 2000-2                                        8.307        4/2/18                  359,769      295,769
Continental Airlines, Inc. 1999-1 B                                      6.795        8/2/18                   85,195       66,620
Continental Airlines, Inc. 1999 2                                        7.566       3/15/20                   98,759       77,366
Northwest Airlines, Inc. 1999-2C                                         8.304        9/1/10                  202,975      159,491
                                                                                                                        ----------
Total Non-Agency (Cost $ 563,096)                                                                                          599,246
                                                                                                                        ----------
FOREIGN DENOMINATED -- 4.9%
EURO -- 4.9%
Eircom Funding                                                           8.250       8/15/13         EUR      255,000      327,807
MTU Aero Engines Investment GmbH & Co. KG 144A                           8.250        4/1/14                   85,000      102,019
Nova Chemicals Corp. (*)                                                 6.500       1/15/12                   70,000       68,950
NTL Cable PLC 144A                                                       8.750       4/15/14                  350,000      430,740
Remy Cointreau S.A. 144A                                                 6.500        7/1/10                   60,000       73,841
Teksid Aluminum SpA                                                     11.375       7/15/11                  175,000      182,510
Telenet Communications NV 144A                                           9.000      12/15/13                  495,000      600,142
Telenet Group Holding NV 144A Senior Step Up Notes (a) (*)               0.000       6/15/14                  210,000      133,350
Valentia Telecommunications Ltd                                          7.250       8/15/13                  430,000      542,293
Vivendi Universal SA                                                     9.250       4/15/10                  265,000      313,217
                                                                                                                        ----------
                                                                                                                         2,774,869
                                                                                                                        ----------
FRANCE -- 0.0%
Ivory Coast FLIRB(*) (b)                                                 2.000       3/29/18         FRF    1,000,000       26,935
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                                RATE        MATURITY                   VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
TURKEY -- 0.0%
Republic of Turkey (a)                                                  0.000%       8/24/05         TRL      100,000  $     89,39
                                                                                                                       -----------
Total Foreign Denominated (Cost $ 2,814,251)                                                                             2,891,198
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $ 51,626,880)                                                                               52,294,604
                                                                                                                       -----------
COMMON STOCK -- 0.1%                                                                                          SHARES
                                                                                                           ----------
MCI, Inc. (*)                                                                                                   2,811       39,635
                                                                                                                       -----------
TOTAL COMMON STOCK (Cost $ 0)                                                                                               39,635
                                                                                                                       -----------
CONVERTIBLE PREFERRED STOCKS -- 2.1%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                                   2,000      109,520
General Motors Corp. Series C 6.25% CVT Pfd                                                                     2,300       66,792
Kansas City Southern 4.25% 144A CVT Pfd                                                                           290      175,414
Omnicare, Inc. 4.00% CVT Pfd                                                                                    1,000       61,250
Sovereign Capital Trust II 4.375% CVT Pfd                                                                      16,500      779,610
                                                                                                                       -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $ 1,162,779)                                                                    1,192,586
                                                                                                                       -----------
WARRANTS -- 0.0%
COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/2010(**)                                                                            925            9
McLeod USA, Inc., 04/16/2007(**)                                                                                3,379          473
                                                                                                                       -----------
TOTAL WARRANTS (Cost $ 60,043)                                                                                                 482
                                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 3.4%
INVESTMENT COMPANIES -- 3.4%                                                                                PAR VALUE
                                                                                                           ----------
Dreyfus Institutional Preferred Plus((+))                               1.000%                       USD    1,955,986    1,955,986
TOTAL SHORT TERM INVESTMENTS (Cost $ 1,955,986)
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED -- 18.9%
INVESTMENT COMPANIES -- 18.9%
Dreyfus Cash Management Plus Fund((+)) (Cost $10,803,411)               1.000%                             10,803,411   10,803,411
                                                                                                                       -----------
TOTAL INVESTMENTS -- 115.9% (COST $65,609,099)                                                                          66,286,704
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.9)%                                                                       (9,088,671)
                                                                                                                       -----------
NET ASSETS -- 100.0%                                                                                                   $57,198,033
                                                                                                                       ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT -  Convertible
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b) Variable Rate Security; rate indicated is as if 6/30/2004.
* Security, or a portion of thereof, was on loan at June 30, 2004. FLIRB-Front Loaded Interest Reduction Bond
~   Defaulted security.
PDI - Past Due Interest Bonds
REIT - Real Estate Investment Trust
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity.
USD - United States Dollar
EUR - Euro
FRF - French Franc
TRL - Turkish Lira
**  Non-income producing security.
+ Affiliated institutional money market fund. The effective yield is 1.00% A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   PERCENTAGE
                                                                     OF NET
INDUSTRY SECTOR                                                      ASSETS
--------------------------------------------------------------------------------
Short Term Investments                                                22.3%
Consumer Cyclical                                                     20.4%
Communcations                                                         16.4%
Industrial                                                            11.4%
Financial                                                             10.1%
Energy                                                                 9.7%
Utilites                                                               8.4%
Basic Materials                                                        8.2%
Consumer Noncyclical                                                   7.2%
Foreign Government                                                     1.8%
                                                                     -----
                                                                     115.9%

                                                                   PERCENTAGE
                                                                      OF NET
TOP TEN COUNTRIES                                                     ASSETS
--------------------------------------------------------------------------------
United States                                                          94.8%
Liberia                                                                 2.8%
Canada                                                                  1.6%
France                                                                  1.4%
Belgium                                                                 1.3%
Ireland                                                                 0.9%
United Kingdom                                                          0.8%
Chile                                                                   0.5%
Norway                                                                  0.5%
Brazil                                                                  0.4%

   The accompanying notes are an integral part of the financial statements.

              MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO STANDISH
                        MELLON HIGH YIELD BOND PORTFOLIO

          STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $10,587,579) (Note 6)
  Unaffiliated issuers, at value (Note 1A) (cost $52,850,032)                                                      $53,527,307
  Affiliated issuers, at value (Note 1A) (cost $12,759,397) (Note 1G)                                               12,759,397
  Cash                                                                                                                 318,323
  Foreign currency, at value (identified cost, $660,997)                                                               662,371
  Receivable for investments sold                                                                                       91,398
  Interest and dividends receivable                                                                                  1,104,631
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                          998
  Prepaid expenses                                                                                                       5,573
                                                                                                                   -----------
  Total assets                                                                                                      68,469,998
LIABILITIES
 Liability for securites on loan (Note 6)                                               $10,803,411
 Payable for investments purchased                                                          393,920
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)             22,628
 Accrued accounting and custody fees (Note 2)                                                10,420
 Accrued trustee fees and expenses (Note 2)                                                   2,909
 Accrued expenses and other liabilities                                                      38,677
                                                                                        -----------
  Total liabilities                                                                                                 11,271,965
                                                                                                                   -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                          $57,198,033
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of $8,737)                                                  $ 2,204,226
  Dividend income (net of foreign withholding taxes of $6)                                                               8,530
                                                                                                                   -----------
  Total investment Income                                                                                            2,212,756

EXPENSES
 Investment advisory fee (Note 2)                                                             $   141,978
 Accounting and custody fees (Note 2)                                                              32,918
 Legal and audit services                                                                          12,613
 Trustees' fees and expenses (Note 2)                                                               5,103
 Insurance expense                                                                                  4,419
 Miscellaneous                                                                                      1,266
                                                                                              -----------
 Total expenses                                                                                   198,297

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                       (58,966)
                                                                                              -----------
    Net expenses                                                                                                       139,331
                                                                                                                   -----------
      Net investment income                                                                                          2,073,425

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                              789,078
    Option transactions                                                                             3,093
    Foreign currency transactions and  forward foreign currency exchange contracts                217,640
                                                                                              -----------
      Net realized gain                                                                                              1,009,811
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                            (2,830,243)
                                                                                              -----------
    Change in net unrealized appreciation (depreciation)                                                            (2,830,243)
                                                                                                                   -----------
      Net realized and unrealized gain (loss)                                                                       (1,820,432)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $   252,993
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                        JUNE 30, 2004          YEAR ENDED
                                                                                         (UNAUDITED)       DECEMBER 30, 2003
                                                                                        -------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                           $ 2,073,425         $  4,069,056
  Net realized gains (losses)                                                              1,009,811            1,480,920
  Change in net unrealized appreciation (depreciation)                                    (2,830,243)           4,617,633
                                                                                         -----------         ------------
  Net increase in net assets from investment operations                                      252,993           10,167,653
                                                                                         -----------         ------------
CAPITAL TRANSACTIONS
  Contributions                                                                            6,780,854           13,400,767
  Withdrawals                                                                             (6,914,377)         (10,633,906)
                                                                                         -----------         ------------
  Net increase (decrease) in net assets from capital transactions                           (133,523)           2,766,861
                                                                                         -----------         ------------
TOTAL INCREASE IN NET ASSETS                                                                 119,470           12,934,514
NET ASSETS
  At beginning of period                                                                  57,078,563           44,144,049
                                                                                         -----------         ------------
  At end of period                                                                       $57,198,033         $ 57,078,563
                                                                                         ===========         ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     PERIOD ENDED                        YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004    ------------------------------------------------------------
                                                     (UNAUDITED)       2003         2002        2001(A)      2000         1999
                                                    -------------    -------      --------     --------     --------     --------
Total Return(+)                                        0.67%++         21.76%        4.71%        1.54%        2.84%        2.20%
Ratios/Supplemental Data:
   Expenses (to average daily net assets)(*)           0.49%+++         0.50%        0.50%        0.50%        0.37%        0.00%
   Net Investment Income
    (to average daily net assets)(*)                   7.32%+++         7.79%        8.66%        8.87%       10.37%        9.83%
   Portfolio Turnover                                    30%++            80%         130%         117%         148%         137%
   Net Assets, End of Year (000's omitted)          $57,198          $57,079      $44,144      $47,048      $31,818      $31,144

--------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Ratios (to average daily net assets):
      Expenses                                         0.70%+++         0.85%        0.82%        0.81%        0.89%        0.86%
      Net investment income                            7.11%+++         7.44%        8.34%        8.56%        9.85%        8.97%

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++  Not annualized.
+++ Computed on an annualized basis using a 366 day calendar year.


    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the Portfolio Trust) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the Portfolio) is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2004 there was one fund, Standish Mellon High Yield Bond Fund (the Fund), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for discount or amortization of premium using the yield--to--maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC (Standish Mellon) or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $58,966 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $32,918 during the period ended June 30, 2004 and was owed $10,420 at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were $16,206,032 and $16,553,548, respectively. For the period ended June 30, 2004, the Portfolio did not purchase or sell any long-term U.S. government securities.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                            $ 54,805,688
                                               ============
     Gross unrealized appreciation                2,367,596
     Gross unrealized depreciation               (1,689,991)
                                               ------------
     Net unrealized appreciation                   $677,605
                                               ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund had no option activity for the period ended June 30, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE                UNREALIZED
CONTRACTS TO RECEIVE              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT                  GAIN
------------------------------------------------------------------------------------------------------------------------------------
EURO                              100,000       9/15/2004            $121,695             $120,697                    $998

                                   LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE                UNREALIZED
CONTRACTS TO RECEIVE              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT                 (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
EURO                             2,689,000      9/15/2004           $3,272,386           $3,249,758                 $(22,628)

     SWAP AGREEMENTS

     The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain/loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004 the Portfolio held no open swap contracts:

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $8,737 of security lending income. At June 30, 2004 the Portfolio had $10,025,880 worth of securities on loan.

      See the Schedule of Investments for the securities that are on loan.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under Investment security valuations above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as cover for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Investment security valuations above. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Portfolio held no delayed delivery transactions.

(8)  CONCENTRATION OF RISK:

     The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(9)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $1,153 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had borrowed under the credit facility resulting in $7 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                       NUMBER OF
                                                                                PRINCIPAL            PORTFOLIOS IN         OTHER
NAME                                                   TERM OF OFFICE         OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)          AND LENGTH OF          DURING PAST            OVERSEEN BY         HELD BY
DATE OF BIRTH                    HELD WITH TRUST         TIME SERVED             5 YEARS                TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee           Trustee since       Chairman of the Board           29               None
c/o Decision Resources, Inc.                          11/3/1986            and Chief Executive
260 Charles Street                                                        Officer, Decision
Waltham, MA 02453                                                         Resources, Inc.
9/30/40

Caleb Loring III                    Trustee           Trustee since       Trustee, Essex Street           29               None
c/o Essex Street Associates                           11/3/1986           Associates (family
P.O. Box  181                                                             investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee           Trustee since       William Joseph Maier,           29               None
c/o Harvard University                                9/13/1986           Professor of Political
Cambridge, MA 02138                                                       Economy, Harvard
8/5/44                                                                    University

John H. Hewitt                      Trustee           Trustee since       Trustee, Mertens                29               None
P.O. Box 2333                                         11/3/1986           House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

                                                                                                      NUMBER OF
                                                                             PRINCIPAL               PORTFOLIOS IN         OTHER
NAME                                                TERM OF OFFICE         OCCUPATION(S)             FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)          AND LENGTH OF          DURING PAST               OVERSEEN BY         HELD BY
DATE OF BIRTH                 HELD WITH TRUST         TIME SERVED             5 YEARS                   OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President        Since 2003        Senior Vice President              29               None
Mellon Institutional            and Chief                              and Chief Operating
Asset Management            Executive Officer                          Officer, Mellon Institutional
One Boston Place                                                       Asset Management;
Boston, MA 02108                                                       formerly Vice President
7/24/65                                                                and Chief Financial Officer,
                                                                       Mellon Institutional
                                                                       Asset Management

Principal Officers who are Not Trustees

                                                                                                       NUMBER OF
                                                                                PRINCIPAL            PORTFOLIOS IN         OTHER
NAME                                              TERM OF OFFICE              OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)     AND LENGTH OF               DURING PAST            OVERSEEN BY         HELD BY
DATE OF BIRTH                    HELD WITH TRUST    TIME SERVED                  5 YEARS                OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President        Since 2003          Senior Vice President           29               None
Mellon Institutional             and Secretary                            and Head of Operations
Asset Management                                                          Mellon Institutional Asset
One Boston Place                                                          Management, formerly
Boston, MA 02108                                                          First Vice President,
2/20/61                                                                   Mellon Institutional Asset
                                                                          Management and Mellon
                                                                          Global Investments

Steven M. Anderson              Vice President        Vice President      Vice President and Mutual       29               None
Mellon Institutional             and Treasurer        since 1999;         Funds Controller, Mellon
Asset Management                                      Treasurer since     Institutional Asset
One Boston Place                                      2002                Management
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice        Since 1996          Vice President and              29               None
Mellon Institutional               President                              Manager, Mutual Funds
Asset Management                                                          Operations, Mellon
One Boston Place                                                          Institutional Asset
Boston, MA 02108                                                          Management
8/19/51

Cara E. Hultgren,               Assistant Vice        Since 2001          Assistant Manager, Mutual       29               None
Mellon Institutional               President                              Fund Operations since
Asset Management                                                          1999; Shareholder
One Boston Place                                                          Representative, Mellon
Boston, MA 02108                                                          Institutional Asset
1/19/71                                                                   Management

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


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


                                               [MELLON INSTITUTIONAL FUNDS LOGO]



                                               One Boston Place
                                               Boston, MA 02108-4408
                                               800.221.4795
                                               www.melloninstitutionalfunds.com

                                                                     0943SA0604

Item 2.  Code of Ethics.

         Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to this filing.

Item 6.  Schedule of Investments

         Filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable to this filing.

Item 10. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a)(1) Not applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Master Portfolio

By (Signature and Title):  /s/ Barbara A. McCann
                           _____________________________________________________
                           Barbara A. McCann, Vice President and Secretary

                           Date ________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Patrick J. Sheppard
                           _____________________________________________________
                           Patrick J. Sheppard, President and
                           Chief Executive Officer

                           Date ________________


By (Signature and Title):  /s/ Steven M. Anderson
                           _____________________________________________________
                           Steven M. Anderson, Vice President and Treasurer

                           Date ________________